UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

One Chagrin Highlands

2000 Auburn Drive, Suite 420

Cleveland, Ohio 44122

(Address of Principal Executive Offices)

Richard A. Barone

c/o Ancora Trust

One Chagrin Highlands

2000 Auburn Drive, Suite 420

Cleveland, Ohio 44122

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

600 Superior Ave., E., Suite 2100

Cleveland, Ohio 44114

Registrant's telephone number, including area code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

INTRODUCTION

TABLE OF CONTENTS

 12.31.13

 ANNUAL REPORT

 ANCORA

 FUNDS

2

INTRODUCTION

TABLE OF CONTENTS

INTRODUCTION INCLUDING SHAREHOLDER LETTER……….………....…..….1

ANCORA INCOME FUND……….……………………………………………………….……..4

ANCORA EQUITY FUND…….………………….……………..………………………….…....8

ANCORA/THELEN SMALL MID CAP FUND…………….……………………….…...12

ANCORA MICROCAP FUND…………….………….….……..……………………….…….16

ANCORA SPECIAL OPPORTUNITY FUND….……….…………….……………….….21

FINANCIAL REVIEW…..………………………………………...............................………..25

FUND EXPENSES………………………………..……………………………….….…....…….60

TRUSTEES & OFFICERS & SERVICE PROVIDERS.………….….….......................63

1-866-6-ANCORA

Please feel free to dial our toll-free number to speak directly to a knowledgeable representative who can answer any questions or assist you with any issues concerning your account.

www.ancorafunds.com

This report and the financial statements contained herein are provided for the general information of the shareholders of the Ancora Funds. Investors should carefully consider before investing each Fund’s investment objective, risks and expenses. For a prospectus, which contains that information and more information about each Fund, please call 866-626-2672 or visit our website at www.ancorafunds.com. Please read it carefully before you invest or send money.

INTRODUCTION

LETTER TO SHAREHOLDERS

Dear Shareholder:

Brief Commentary

Depending upon the mix of investments in your portfolio 2013 was either a very good or a very bad year.  Equity investors enjoyed returns exceeding 30% while income investors seeking reasonable yield from their portfolio ended the year losing a portion of their principal. The disparities were not confined to the investment world alone, however.

It was a year in which the traditional standards of our political and social lives came under attack while balance sheets and income statements gained strength and endurance. While most of the developed world seemed intent on expanding the economic pie, the growing discussion here at home, in the United States, was how to divide it up.

To a large extent the future of American prosperity will depend on not only how, but on how many of these disparities are resolved.  For example, the great debate of 2013 has focused on the growing gap in income and wealth between the successful entrepreneur and the working classes. There seems to be little debate over the fact that a fading middle class is bad for society at all levels, not the least of which is the impact on the GDP. What to do about it is the real issue.

What amazes me in this whole discussion is how acceptable it has become to blame those who are successful, attributing very little, for example, to the fact that the quality of the American educational system, and the ultimate skills derived thereof, has dropped to 27th place in the world. This is not the formula for success where a more highly educated global worker is also armed with competing technology.

We can no longer count solely on a growing economy to make our investment decisions. As we look for investment opportunity in future years, it would be prudent to not only be aware of the disparities which surround our lives, but to understand the outcomes as these disparities move towards resolution.

Ancora Income Fund

Although the Ancora Income Fund did not produce a positive total return for 2013, the underperformance was relatively small compared to the total return of the Intermediate Term Bond Index. For the year the Ancora Income Fund Class I shares declined 2.71% and the Class C shares declined 3.51% compared to the Barclay’s Aggregate Bond Index which fell 2.02%. Moreover, when viewed over the two years ending December, 2013, Ancora Income Fund Class I shares produced total return exceeding 4.20% which is well in excess of the Index which increased 2.10% over that same period.

The decline in 2013 was primarily the result of extending the duration of the portfolio early in the year in order to maintain the high portfolio yield. Duration is a measurement of decline when interest rates increase and vice versa when interest rates fall. A duration of “5” for example, means that the portfolio would decline approximately 5% in value if the interest rate increased 1%. When rates spiked in May of last year, and continued to increase throughout the summer, the shares of Ancora Income Fund fell nearly 9%, substantially offset, of course, by our generous dividend. To maintain that dividend we had let the duration increase from 3.5 to about 7.

INTRODUCTION

LETTER TO SHAREHOLDERS (CONTINUED)

Based upon its 3 year and 5 year performance, in November, Morningstar gave the Ancora Income Fund its highest 5 star rating, placing our Fund in the top 10% of all Investment Grade Intermediate Term Bond Funds. Within days of this achievement the Fund was moved into a Preferred Stock category and has subsequently been switched to a MultiSector Bond category which includes government bonds, foreign bonds and junk bonds. We do not believe either of these categories are appropriate given the funds characteristics and as a result we continue to work with Morningstar in an attempt to return the fund to the proper category with the appropriate ranking.

Ancora Equity Fund

In 2013, the Ancora Equity Fund performed in line with the S&P 500 Index, gaining 32.48% for the Class I shares and 31.47% for the Class C shares versus the index which rose 32.39%. Being fully invested throughout the year and avoiding overexposure to Utilities and REIT’s were the keys to performance.

Celgene, Disney, Ameriprise Financial and Parker Hannifin performed particularly well indicating that diversity was important while Pfizer, Teva Pharmaceuticals, Apache, IBM, and EMC lagged the market indicating that revenue growth, or lack thereof, was just as important a metric as earnings.

Ancora/Thelen Small Mid Cap Fund

Our strategy fully participated in the strong market performance in 2013.  The Ancora/Thelen Small Mid Cap Fund Class I and Class C shares returned 34.04% and 32.84%, respectively, approximating the Russell 2500 Index’s return of 33.36% since the inception of the fund on January 2, 2013 through the period ending December 31, 2013.  Relative outperformance was generated in five of the nine major industry sectors, led by Consumer Discretionary and Consumer Staples.  The average stock in each of these sectors increased more than 50% for the year.  Weakest sectors included Energy and Industrials.

The best performing stocks for the year included Krispy Kreme Doughnuts, Inc., the operator of specialty doughnut shops in the U.S. and abroad; Tuesday Morning Corporation, a retailer specializing in closeout high end merchandise; and Corvel Corporation, a specialty medical services company. Each of these stocks increased more than 100% in 2013.  Krispy Kreme Doughnuts benefited from the successful rollout of a beverage program and a renewed focus on unit level restaurant growth with the introduction of a smaller format.  Tuesday Morning showed strong same store sales growth after years of stagnation as a new management team took over and has upgraded the merchandise assortment.  Finally, Corvel Corporation showed very strong earnings growth during the year.  The Company's proprietary hospital line item bill review service is experiencing increased demand as health insurers respond to the Affordable Care Act.

The largest detractor of value for the year was ADT Corporation, the home and business security provider which was spun off from Tyco International in October, 2012.  The stock declined 12% during the year as the Company lowered its cash flow and earnings growth estimates slightly due to higher home sales causing more service disconnections.  The second largest detractor was cash, which, though it averaged less than 5% of the total portfolio, was still a large drag on performance in a very strong market.

After two very strong years of market performance for small and mid-cap stocks, there continues to be stocks that fit into our defined categories; special situations, underfollowed stocks, and franchise companies when the stocks are temporarily cheap.  We will continue to focus our attention on these opportunities.  This focused strategy has worked well in a variety of economic and market environments.

Ancora Microcap Fund

While the Ancora Microcap Fund produced strong absolute returns in 2013, up 36.32% for the Class I shares and up 35.00% for the Class C shares, it was not sufficient to keep pace with the Russell Microcap index which was one of the best performing sectors at + 45.64%.  The two main reasons for the shortfall were:  1) The exceptional performance of small biotech stocks (e.g. the I shares NASDAQ biotech ETF was up 63%). Since most biotech stocks do not meet the criteria of our value discipline we did not participate in the rapid rise of this volatile sector.  2) Our average cash reserve which was between 5 and 10%, while not exceptionally large can result in a significant drag relative to an index which is up over 40%.

In addition, with interest rates remaining low in 2013, many stocks with high debt levels benefited both earnings wise and stock price wise.  We believe that in the long run our discipline of sticking with low debt, high cash companies will provide better returns with less ultimate risk.

The stocks that benefited the portfolio’s performance the most during 2013 were   Albany Molecular, Medical Action Industries, United Insurance, Amtech Systems and Perceptron.  Like our portfolio in general, it was a diverse group industry wise.  On the flip side, those stocks which detracted from the portfolio’s results the most were Jakk’s Pacific, Aviat Networks, Kid Brands, Vaalco energy and Cobra. All of which reported disappointing earnings during the year.

The fund remains well diversified with our largest sector exposures being Technology (20.52%), Consumer products (19.51%) and healthcare (13.36%).

Ancora Special Opportunity Fund

The Special Opportunity Fund seeks out investments which possess a probability of a transforming event to take place. That event could take the form of a buyout, merger, financial restructuring, organization restructuring, business recovery or a new product launch. Almost all of the securities in the portfolio possess one or more of these characteristics.

For 2013, Ancora Special Opportunity gained 31.32% for the Class I shares and 30.21% for the Class C shares versus the Wilshire 5000 Index which gained 33.10%. Shares of Capstone Turbine, Metalico, Daktronics, and Albany Molecular performed particularly well, while St. Joseph, Weatherford, Mace and Leucadia lagged the market. Shares of many closed-end funds fell to large discounts from NAV and were added to our portfolio throughout the year.

Sincerely,

Richard A Barone

Chairman

ANCORA INCOME FUND

INVESTMENT OBJECTIVE:

THE ANCORA INCOME FUND SEEKS TO PROVIDE INVESTORS A HIGH LEVEL OF CURRENT INCOME WITH A SECONDARY OBJECTIVE OF CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Richard A. Barone

Chairman, Ancora Advisors

_________________________

NET ASSETS:

$22.3 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS C – ANICX

CLASS I – AAIIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $5,000

CLASS I – $5,000

* As of December 31, 2013

TOP HOLDINGS: DECEMBER 31, 2013 (d)
NAME	% OF NET ASSETS
MFS Intermediate Income Trust	5.02%
The GDL Fund	4.98%
Legg Mason BW Global Income Opp. Fund	4.56%
Gabelli Dividend & Income Trust PFD A	4.14%
Strategic Global Income Fund. Inc.	3.46%
John Hancock Patriot Premium Div.Fund II	3.45%
MVC Capital, Inc. 7.25% 1/15/23 Series	3.40%
Public Storage Pfd X 5.2%	2.98%
Prudential Financial, Inc. 5.70% 3/15/53	2.82%
AllianceBernstein Income Fund, Inc.	2.57%

SECTOR DIVERSIFICATION: DECEMBER 31, 2013 (d)
NAME	% OF NET ASSETS
Direct Trust Certificates	36.00%
Third Party Bond Trust Certificates	3.86%
Closed-End Income Funds	25.20%
Closed-End Fund, Senior Securities	11.87%
Traditional Preferred	3.87%
REIT Preferred Shares	17.31%
Money Market Securities	1.50%
Other	0.40%

TOTAL RETURNS: DECEMBER 31, 2013 (d)
	ONE YEAR	THREE YEARS	FIVE YEARS	SINCE INCEP (a)
ANCORA INCOME FUND - C(b)	(3.51)%	3.45%	9.18%	4.29%
ANCORA INCOME FUND - I(b)	(2.71)%	3.92%	9.58%	4.61%
BARCLAY’s AGG. INDEX(c)	(2.02)%	3.00%	4.29%	4.43%

a)

Inception data reflects the annualized return since 1/05/04.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.

c)

The Barclay’s Aggregate Bond Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA INCOME FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

Growth of a $1,000,000 Investment
Ancora Income Fund - Class I
Barclay Agg. Index
in $1,000's
1,775
1,675
1,575
1,475
1,375
1,275
1,175
1,075
975
875
Incep
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dec-08
Jun-09
Dec-09
Jun-10
Dec-10
Jun-11
Dec-11
Jun-12
Dec-12
Jun-13
Dec-13

* Inception: 1/5/04

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through December 31, 2013. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS

	Shares	Value
Corporate Bond Trust Certificates - 39.85%

Direct Trust Certificates – 36.0%
Affiliated Managers Group, Inc. Sr Nt Exp 10/15/22 - 5.25%	12,500	$ 319,081
Aflac Inc. Sub Dep Exp 9/15/52 - 5.50%	12,000	254,640
American Finl Group Inc. Ohio Sr Nt Exp 8/25/42 - 5.75%	12,500	266,750
Ares Capital Corp. Sr Nt 10/1/22 - 5.875%	12,500	311,250
Aviva Plc Cap Sec 12/1/41 - 8.25%	10,000	274,000
Citigroup, Inc. Pfd Ser C - 5.8%	20,000	424,800
Dynex Cap Inc. Pfd Ser B - 7.625%	12,000	245,220
Entergy LA LLC 6/1/63 Pfd - 4.7%	25,000	483,750
Full Circle Capital Corp. 6/30/20 - 8.25%	14,000	367,219
Hercules Technology Growth Cap Sr NT 9/30/19 - 7.0%	13,000	330,200
KKR Financial Holdings Pfd Ser A - 7.375%	10,000	241,000
Merrill Lynch Preferred D - 7.0%	12,000	301,560
MVC Capital, Inc. 1/15/23 Series - 7.25%	30,000	753,600
Privatebancorp, Inc. 10/30/42 - 7.125%	4,500	107,100
Protective Life Corp. ser 9/1/42 - 6.0%	25,000	530,250
Prudential Financial, Inc. Jr Sub Nt 3/15/53 - 5.70%	30,000	625,200
Qwest Corp. 6/1/53 - 6.125%	14,000	265,300
Saratoga Investment Corp. 5/31/20 - 7.50%	18,200	462,098
Selective Ins Group Inc. Sr Nt 2/9/43 - 5.875%	15,000	296,550
Stanley Black & Decker Inc. 7/25/52 - 5.75%	25,000	534,500
Torchmark Corp. 12/15/52 - 5.875%	17,500	379,575
W.R. Berkley Corp. Pfd 4/30/53 - 5.625%	12,000	247,320
		8,020,963
Third Party Bond Trust Certificates - 3.85%
PreferredPlus Tr Ser Ver 1 Tr CTF Cl A 12/01/30 - 7.625%	21,267	557,834
Strats Tr Goldman Sachs Group 2/15/33 - 7.50%	20,000	302,000
		859,834
TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $9,439,331)		8,880,797

Investment Companies - 37.07%

Closed-End Income Funds - 25.2%
AllianceBernstein Income Fund, Inc.	80,000	$570,400
Blackrock Income Opportunity Trust, Inc.	30,000	291,000
Cutwater Select Income Fund	16,700	305,777
John Hancock Patriot Premium Dividend Fund II	66,000	765,600
Legg Mason BW Global Income Opportunities Fund	60,000	1,012,200
MFS Intermediate Income Trust	215,000	1,113,700
Strategic Global Income Fund, Inc.	85,000	767,550
Wells Fargo Advantage Multi-Sector Income Fund	16,000	224,960
Western Asset/Claymore Inflation-Linked Opportunit	50,000	563,500
		5,614,687

* See accompanying notes which are an integral part of the financial statements

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

	Shares	Value
Closed-End Funds, Senior Securities - 11.87%
Gabelli Dividend & Income Trust Preferred A - 5.875%	37,300	$ 919,441
General American Investors Co. Pfd. Ser B - 5.95%	5,000	126,500
Special Opportunities Fund - 3.0%	8,000	494,400
The GDL Fund Ser B 3/26/18 - 3.0%	22,000	1,104,620
		2,644,961

TOTAL INVESTMENT COMPANIES (Cost $8,253,157)		8,259,648

Traditional Preferred- 3.87%
Kayne Anderson MLP Investment Co. Pfd Shs 4/1/19 - 4.25%	10,000	252,338
PartnerRe Ltd. Pfd Series F - 5.875%	10,000	202,200
Schwab Charles Corp. Pfd Ser B - 6.0%	18,500	406,815
		861,353

TOTAL TRADITIONAL PREFERRED (Cost $949,518)		861,353

REIT Preferred Shares- 17.31%
Apollo Coml Real Estate Pfd Ser A - 8.625%	20,000	497,800
Apollo Invt Corp. Sr Nts 7/15/43 - 6.875%	15,000	317,370
Chesapeake Lodging Tr Pfd Ser A - 7.75%	10,000	245,900
Commonwealth REIT - 6.5%	15,000	307,650
Entertainment Properties Pfd Ser F - 6.625%	12,000	254,280
Pebblebrook Hotel Tr Pfd Ser C - 6.50%	23,000	468,549
PS Business Pks Calif Ser U Pfd - 5.75%	10,000	192,101
Public Storage Pfd X - 5.2%	35,000	660,450
Summit Hotel Properties, Inc. Pfd Ser A - 9.25%	10,000	270,300
Summit Hotel Properties, Inc. Pfd Ser B - 7.875%	5,000	119,251
Winthrop Rlty Tr Pfd Shs Int Ser D - 9.25%	20,000	524,200
		3,857,851

TOTAL REIT PREFERRED SHARES (Cost $4,065,175)		3,857,851

Money Market Funds - 1.5%

First American Funds Government Obligation Class Y 0.01% (a)	333,286	$333,286

TOTAL MONEY MARKET FUNDS (Cost $333,286)		333,286

TOTAL INVESTMENTS (Cost $23,040,467) 99.6%		22,192,935

Other Assets In Excess of Liabilities - 0.4%		89,835

TOTAL NET ASSETS - 100.00%		$22,282,770

* See accompanying notes which are an integral part of the financial statements

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of December 31, 2013.

ANCORA EQUITY FUND

INVESTMENT OBJECTIVE:

THE ANCORA EQUITY FUND SEEKS TO PROVIDE INVESTORS A HIGH TOTAL RETURN, A COMBINATION OF CAPITAL APPRECIATION IN THE VALUE OF ITS SHARES AS WELL AS INCOME.

PORTFOLIO MANAGER:

Richard A. Barone

Chairman, Ancora Advisors

_________________________

NET ASSETS:

$10.1 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS C – ANQCX

CLASS I – ANQIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $5,000

CLASS I – $5,000

* As of December 31, 2013

TOP HOLDINGS: DECEMBER 31, 2013 (d)
NAME	% OF NET ASSETS
Celgene Corp.	6.67%
Tri Continental Corp.	5.91%
Ameriprise Financial, Inc.	5.67%
Boulder Total Return Fund, Inc.	5.67%
EMC Corp. Massachusetts	4.96%
Corning, Inc.	4.39%
Madison Covered Call & Equity	4.27%
Parker Hannifin Corp	3.81%
Freeport-McMoRan Copper & Gold, Inc.	3.72%
Qualcomm, Inc.	3.66%

SECTOR DIVERSIFICATION: DECEMBER 31, 2013 (d)
NAME	% OF NET ASSETS
Basic Materials	9.19%
Energy	5.88%
Entertainment & Media	2.26%
Financial	12.00%
Healthcare	17.30%
Industrial Goods	7.01%
Machinery & Equipment	7.12%
Technology	21.34%
Investment Companies	15.85%
Money Market Securities	2.02%
Other	0.04%

TOTAL RETURNS: DECEMBER 31, 2013 (d)
	ONE YEAR	THREE YEARS	FIVE YEARS	SINCE INCEP (a)
ANCORA EQUITY FUND - C(b)	31.47%	11.04%	14.30%	5.95%
ANCORA EQUITY FUND - I(b)	32.48%	11.70%	14.88%	6.51%
S&P 500 INDEX(c)	32.39%	16.18%	17.94%	7.44%

a)

Inception data reflects the annualized return since 1/05/04.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.

c)

The S&P 500 Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase. If you were to purchase the securities that make up this index, your returns would be lower once fees and/or commissions are deducted

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672

ANCORA EQUITY FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

Growth of a $1,000,000 Investment

Ancora Equity Fund - Class I
S&P 500 Index
2,300
2,100
1,900
1,700
1,500
1,300
1,100
900
700
in $1,000's
Incep
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dec-08
Jun-09
Dec-09
Jun-10
Dec-10
Jun-11
Dec-11
Jun-12
Dec-12
Jun-13
Dec-13

* Inception: 1/5/04

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through December 31, 2013. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA EQUITY FUND

SCHEDULE OF INVESTMENTS

	Shares	Value
Common Stocks - 82.09%

Basic Materials - 9.19%
Alcoa, Inc.	30,000	$ 318,900
Freeport-McMoRan Copper & Gold, Inc.	10,000	377,400
Mosaic Co.	5,000	236,350
		932,650
Energy - 5.87%
Apache Corp.	4,000	343,760
Helmerich & Payne, Inc.	3,000	252,240
		596,000
Entertainment & Media - 2.26%
Disney Walt Co.	3,000	229,200
		229,200
Financial - 12.0%
Ameriprise Financial, Inc.	5,000	575,250
Bank of New York Mellon Corp.	10,000	349,400
JP Morgan Chase & Co.	5,000	292,400
		1,217,050
Healthcare - 17.3%
Abbott Labratories	5,000	191,650
AbbVie, Inc.	5,000	264,050
Baxter International, Inc.	3,000	208,650
Celgene Corp. (a)	4,000	675,872
Pfizer, Inc.	7,000	214,410
Teva Pharmaceuticals Industries Ltd ADR (c)	5,000	200,400
		1,755,032
Industrial Goods - 7.01%
ABB Ltd. Sponsored ADR (c)	10,000	265,600
Corning, Inc.	25,000	445,500
		711,100
Machinery and Equipment - 7.12%
General Electric Co	12,000	336,360
Parker Hannifin Corp	3,000	385,920
		722,280
Technology - 21.34%
Cisco Systems, Inc.	12,000	269,160
Ebay, Inc. (a)	5,000	274,325
EMC Corp. Massachusetts	20,000	503,000
International Business Machines Corp.	1,500	281,355
Microsoft Corp.	5,000	187,050
Qualcomm, Inc.	5,000	371,250
Thermo Fisher Scientific, Inc.	2,500	278,375
		2,164,515

TOTAL COMMON STOCKS (Cost $5,110,630)		8,327,827

* See accompanying notes which are an integral part of the financial statements

ANCORA EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

	Shares	Value
Investment Companies - 15.85%
Boulder Total Return Fund, Inc.	25,000	$ 575,250
Madison Covered Call & Equity	53,000	433,010
Tri Continental Corp.	30,000	599,400
		1,607,660

TOTAL INVESTMENT COMPANIES (Cost $1,073,253)		1,607,660

Money Market Funds - 2.02%
First American Funds Government Obligation Class Y 0.01% (b)	204,662	204,662

TOTAL MONEY MARKET FUNDS (Cost $204,662)		204,662

TOTAL INVESTMENTS (Cost $6,388,545) 99.96%		10,140,149

Other Assets In Excess of Liabilities - 0.04%		4,054

TOTAL NET ASSETS - 100.00%		$10,144,203

* See accompanying notes which are an integral part of the financial statements

(a) Non-Income producing.

(b) Variable rate security; the coupon rate shown represents the 7-day yield as of December 31, 2013.

(c) ADR - American Depository Receipt

ANCORA /THELEN SMALL MID CAP FUND

INVESTMENT OBJECTIVE:

THE ANCORA/THELEN SMALL MID CAP FUND SEEKS TO OBTAIN CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Dan Thelen

Managing Director - Small/Mid Cap Equities, Ancora Advisors

_________________________

NET ASSETS:

$44.8 MILLION*

_________________________

INCEPTION DATE:

JANUARY 2, 2013

_________________________

TICKERS:

CLASS C – AATCX

CLASS I – AATIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $5,000

CLASS I – $5,000

* As of  December 31, 2013

TOP HOLDINGS: DECEMBER 31, 2013 (d)
NAME	% OF NET ASSETS
Tribune Co.	5.19%
Post Holdings, Inc.	4.36%
Liberty Ventures	4.15%
United Online, Inc.	3.85%
Mallinckrodt PLC	3.27%
Digital Generation, Inc.	3.15%
Viad Corp.	3.10%
TFS Financial Corp.	2.87%
Daktronics, Inc.	2.58%
Blackhawk Network Holdings, Inc.	2.58%

SECTOR DIVERSIFICATION: DECEMBER 31, 2013 (d)
NAME	% OF NET ASSETS
Basic Materials	5.86%
Consumer Goods	2.57%
Consumer Products & Services	15.22%
Financial	14.51%
Healthcare	3.52%
Industrial Goods	8.48%
Services	41.71%
Technology	5.91%
Money Market Securities	2.03%
Other	0.18%

TOTAL RETURNS: DECEMBER 31, 2013 (d)
	ONE MONTH	THREE MONTHS	SIX MONTHS	SINCE INCEP(a)
ANCORA/THELEN SMALL MID CAP FUND - C(b)	2.03%	11.44%	18.71%	32.84%
ANCORA/THELEN SMALL MID CAP FUND - I(b)	2.16%	11.70%	19.25%	34.04%
RUSSELL 2500 INDEX(c)	2.54%	8.67%	18.53%	33.36%

a)

Inception data reflects the total return since 01/02/13.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Russell 2500 Index, an unmanaged index, consists of 2500 stocks chosen for market size, liquidity, and industry group representation. It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase. If you were to purchase the securities that make up this Index, your returns would be lower once fees and/or commissions are deducted.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672

ANCORA /THELEN SMALL MID CAP FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

Growth of a $1,000,000 Investment
Ancora \Thelen Small Mid Cap Fund- Class I
Russell 2500
in $1,000's
1,400
1,350
1,300
1,250
1,200
1,150
1,100
1,050
1,000
Incep
Jan-13
Feb-13
Mar-13
Apr-13
May-13
Jun-13
Jul-13
Aug-13
Sep-13
Oct-13
Nov-13
Dec-13

* Inception: 1/2/13

The chart above assumes an initial investment of $1,000,000 made on September 2, 2008 (commencement of Fund operations) and held through December 31, 2013. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA /THELEN SMALL MID CAP FUND

SCHEDULE OF INVESTMENTS

	Shares	Value
Common Stocks - 97.79%

Basic Materials - 5.86%
Ashland Inc.	3,400	$ 329,936
QEP Resources, Inc.	37,160	1,138,954
Royal Gold, Inc.	3,630	167,234
The Scotts Miracle-Gro Co.	15,920	990,542
		2,626,666
Consumer Goods- 2.57%
Daktronics, Inc.	73,570	1,153,578
		1,153,578
Consumer Products & Services - 15.22%
AT Cross Co. (a)	11,650	253,155
Beam, Inc.	11,370	773,842
Hillshire Brands Co.	14,170	473,845
Hyster-Yale Materials Handling, Inc.	7,185	669,355
Nautilus, Inc. (a)	30,295	255,387
Post Holdings, Inc. (a)	39,632	1,952,669
Spartan Stores, Inc.	45,350	1,101,098
Whitewave Foods Co. (a)	28,949	664,090
Zep, Inc.	37,410	679,366
		6,822,807
Financial - 14.51%
Alexander & Baldwin, Inc.	7,434	310,221
Blackhawk Network Holdings, Inc. (a)	45,626	1,152,513
Corvel Corp. (a)	19,652	917,748
Cyrusone, Inc.	20,200	451,066
Forestar Group, Inc. (a)	51,220	1,089,449
ING U.S., Inc.	21,200	745,180
Rouse Properties, Inc.	25,025	555,305
TFS Financial Corp. (a)	106,130	1,285,765
		6,507,247
Healthcare - 3.52%
Mallinckrodt PLC (a)	27,980	1,462,235
Utah Medical Products, Inc.	2,050	117,178
		1,579,413
Industrial Goods - 8.48%
Allegion PLC (a)	23,360	1,032,278
Collectors Universe Inc.	30,234	518,513
John Bean Technologies Corp.	6,455	189,325
Manitex International, Inc. (a)	38,030	603,916
Nacco Industries, Inc.	7,401	460,268
Quanex Building Products Corp.	36,790	732,857
Timken Co.	1,500	82,605
Tower International, Inc. (a)	8,582	183,655
		3,803,417

* See accompanying notes which are an integral part of the financial statements

ANCORA /THELEN SMALL MID CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

	Shares	Value
Services- 41.72%
ADT Corp.	24,710	$ 1,000,014
AMC Networks, Inc. (a)	5,115	348,383
Ascent Capital Group, Inc. (a)	9,422	806,146
CST Brands, Inc.	15,060	553,003
Darden Restaurants, Inc.	5,000	271,850
Digital Generation, Inc. (a)	110,560	1,408,534
FTD Companies, Inc. (a)	34,828	1,134,696
J.C. Penney Company, Inc. (a)	20,530	187,850
John Wiley & Sons, Inc.	11,962	660,302
Krispy Kreme Doughnuts, Inc. (a)	27,950	539,156
Lee Enterprises, Inc. (a)	189,100	656,177
Liberty Interactive Corp. (a)	32,640	957,984
Liberty Media Corp. (a)	3,290	481,301
Liberty Ventures (a)	15,150	1,857,239
Salem Communications Corp.	55,666	484,294
SP Plus Corp (a)	30,328	789,741
Starz - Liberty Capital (a)	11,500	336,260
Tribune Co. (a)	30,010	2,322,774
Tropicana Entertainment, Inc. (a)	12,850	224,875
Tuesday Morning Corp. (a)	35,671	569,309
United Online, Inc.	125,271	1,723,729
Viad Corp.	50,000	1,389,000
		18,702,617
Technology - 5.91%
Alteva, Inc.	5,000	40,850
Cincinnati Bell Inc. New Com (a)	292,790	1,042,332
Demand Media, Inc. (a)	45,688	263,620
Polycom, Inc. (a)	30,250	339,707
Science Applications International Corp.	7,500	248,025
TripAdvisor, Inc. (a)	8,630	714,823
		2,649,357

TOTAL COMMON STOCKS (Cost $35,402,786)		43,845,102

Money Market Funds - 2.03%
First American Funds Government Obligation Class Y 0.01% (b)	912,029	912,029

TOTAL MONEY MARKET FUNDS (Cost $912,029)		912,029

TOTAL INVESTMENTS (Cost $36,314,815) 99.82%		44,757,131

Other Assets In Excess of Liabilities - 0.18%		79,402

TOTAL NET ASSETS - 100.00%		$44,836,533

* See accompanying notes which are an integral part of the financial statements

(a) Non-Income producing.

(b) Variable rate security; the coupon rate shown represents the 7-day yield as of December 31, 2013.

ANCORA MICROCAP FUND

INVESTMENT OBJECTIVE:

THE ANCORA MICROCAP FUND SEEKS TO OBTAIN CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Denis Amato

Managing Director – Microcap Equities, Ancora Advisors

_________________________

NET ASSETS:

$11.9 MILLION*

_________________________

INCEPTION DATE:

SEPTEMBER 2, 2008

_________________________

TICKERS:

CLASS C – ANCCX

CLASS I – ANCIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $5,000

CLASS I – $5,000

* As of  December 31, 2013

TOP HOLDINGS: DECEMBER 31, 2013 (d)
NAME	% OF NET ASSETS
Albany Molecular Research, Inc.	3.37%
Hawaiian Holdings Inc Com	2.82%
Callaway Golf Co.	2.64%
Lakeland Industries, Inc.	2.41%
Imation Corp.	2.35%
Digirad Corp.	2.35%
MVC Capital, Inc.	2.26%
Sanfilippo John B & Son Inc.	2.18%
Medical Action Inds	2.07%
United Insurance Holdings Corp.	2.06%
SECTOR DIVERSIFICATION: DECEMBER 31, 2013 (d)
NAME	% OF NET ASSETS
Basic Materials	4.76%
Consumer Products & Services	19.51%
Corporate Services	6.97%
Energy	2.44%
Financial	12.42%
Healthcare	13.36%
Homeland Security	2.92%
Machinery & Equipment	6.35%
Services	1.06%
Technology	20.52%
Transportation	0.41%
Money Market Securities	9.63%
Other	(0.35)%

TOTAL RETURNS: DECEMBER 31, 2013 (d)
	ONE YEAR	THREE YEARS	FIVE YEARS	SINCE INCEP(a)
ANCORA MICROCAP FUND - C(b)	35.00%	10.09%	23.73%	11.16%
ANCORA MICROCAP FUND - I(b)	36.32%	10.81%	24.26%	11.64%
RUSSELL MICROCAP INDEX(c)	45.64%	16.52%	21.06%	10.78%

a)

Inception data reflects the annualized return since 09/02/08.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Russell Microcap Index measures the performance of the Microcap segment of the U.S. equity market. It makes up less than 3% of the U.S. equity market. It includes 1,000 of the smallest securities in the small-cap Russell 2000 Index based on a combination of their market cap and current index membership. If you were to purchase the securities that make up this index, your return would be lower once fees and/or commissions are deducted.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672

ANCORA MICROCAP FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

Growth of a $1,000,000 Investment
Ancora MicroCap Fund - Class I
Russell Microcap Index
in$1,000's
1,900
1,700
1,500
1,300
1,100
900
700
500
Incep
Dec-08
Apr-09
Aug-09
Dec-09
Apr-10
Aug-10
Dec-10
Apr-11
Aug-11
Dec-11
Apr-12
Aug-12
Dec-12
Apr-13
Aug-13
Dec-13

* Inception: 9/2/08

The chart above assumes an initial investment of $1,000,000 made on September 2, 2008 (commencement of Fund operations) and held through December 31, 2013. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS

	Shares	Value
Common Stocks - 90.72%

Basic Materials - 4.76%
Landec Corp. (a)	20,000	$ 242,400
Penford Corp. (a)	14,000	179,900
Warren Resources, Inc. (a)	22,500	70,650
Zoltek Co. (a)	4,500	75,375
		568,325
Consumer Products & Services - 19.51%
Callaway Golf Co.	37,500	316,125
Cobra Electronics Corp. (a)	45,000	135,900
Courier Corp.	10,000	180,900
Emerson Radio Corp. (a)	41,121	78,130
Hooker Furniture Corp.	5,000	83,400
Jakks Pacific, Inc.	25,000	168,000
Kid Brands, Inc. (a)	60,000	61,200
Kimball International, Inc.	15,000	225,450
Lincoln Educational Services Corp.	22,500	112,050
Luby's, Inc. (a)	20,000	154,400
Natuzzi SpA ADR (a)(c)	73,304	189,857
Perma-Fix Environmental Services, Inc. (a)	22,460	69,851
Sanfilippo John B & Son Inc.	10,549	260,349
Stanley Funiture Co. Inc. (a)	42,379	162,735
Tandy Brands Accessories, Inc. (a)	4,728	1,173
Wet Seal, Inc. (a)	27,500	75,075
ZAGG, Inc. (a)	12,000	52,200
		2,326,795
Corporate Services - 6.97%
Cross Country Healthcare, Inc. (a)	10,000	99,800
Hawaiian Holdings Inc Com (a)	35,000	337,050
Heidrick & Struggles Intl Inc.	9,000	181,260
Iteris, Inc (a)	65,000	136,500
RCM Technologies, Inc. (a)	10,980	76,640
		831,250
Energy - 2.44%
Goodrich Petroleum Corp. (a)	6,000	102,120
Vaalco Energy, Inc. (a)	27,500	189,475
		291,595
Financial - 12.42%
Boston Private Financial Holdings, Inc.	10,000	126,200
Calamos Asset Management, Inc	16,000	189,440
Harris & Harris Group, Inc. (a)	82,542	245,975
LNB Bancorp (e)	10,000	100,300
MVC Capital, Inc.	20,000	270,000
State Auto Financial Corp	7,500	159,300

* See accompanying notes which are an integral part of the financial statements

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS

	Shares	Value
Financial – (Continued)
Trustco Bank Corp	20,000	$ 143,600
United Insurance Holdings Corp.	17,500	246,400
		1,481,215
Healthcare - 13.36%
Albany Molecular Research, Inc. (a)	40,000	403,200
Cryolife Inc	15,047	166,871
Digirad Corp.	75,892	280,800
Heska Corp. (a)	22,470	195,938
Invacare Corp.	7,500	174,075
Medical Action Inds (a)	29,002	248,257
RTI Biologics Inc Com (a)	35,000	123,900
		1,593,041
Homeland Security - 2.92%
Lakeland Industries, Inc. (a)(g)	54,731	287,885
Mace Security International, Inc. (a)(d)(f)	150,000	60,750
		348,635
Machinery and Equipment - 6.35%
Deswell Industries, Inc.	22,500	50,400
FreightCar America, Inc.	8,000	212,960
Lawson Products, Inc. (a)	11,040	135,240
Lydall, Inc. (a)	12,500	220,250
Perceptron, Inc.	10,000	138,700
		757,550
Services - 1.06%
Body Central Corp. (a)	15,000	59,100
Dover Downs Gaming & Entertainment, Inc. (a)	10,000	14,800
Ruby Tuesday, Inc. (a)	7,500	51,975
		125,875
Technology - 20.52%
Accelrys, Inc. (a)	4,002	38,179
Alaska Communications Systems Group Inc (a)	48,781	103,416
Amtech Systems, Inc. (a)	20,860	145,186
Aviat Networks, Inc. (a)	77,500	175,150
Axcelis Technologies, Inc. (a)	90,000	219,600
AXT, Inc. (a)	51,950	135,590
BTU International, Inc. (a)	28,170	84,792
Digital Ally, Inc. (a)	6,044	55,544
Electro Scientific Industries, Inc.	19,500	203,970
Frequency Electronics, Inc. (a)	13,048	152,270
Imation Corp. (a)	60,090	281,221
Kopin Corp. (a)	15,000	63,300
Leadis Technology, Inc. (a)	33,812	676
Maxwell Technologies, Inc. (a)	8,000	62,160

* See accompanying notes which are an integral part of the financial statements

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS

	Shares	Value
Technology – (Continued)
Planar Systems, Inc. (a)	8,000	$ 20,320
Qumu Corp (a)	12,500	160,000
Realnetworks Inc. (a)	32,500	245,375
Silicon Graphics International Corp. (a)	8,000	107,280
Silicon Image, Inc. (a)	13,500	83,025
Trio Tech International (a)	13,322	44,629
Vicon Industries, Inc. (a)	15,550	47,896
WPCS International Inc (a)	7,857	17,914
		2,447,493
Transportation - 0.41%
Euroseas, Ltd.	34,000	49,300
		49,300

TOTAL COMMON STOCKS (Cost $8,052,408)		10,821,074

Money Market Funds - 9.63%
First American Funds Government Obligation Class Y 0.01% (b)	1,148,206	1,148,206

TOTAL MONEY MARKET FUNDS (Cost $1,148,206)		1,148,206

TOTAL INVESTMENTS (Cost $9,200,614) 100.35%		11,969,280

Liabilities In Excess of Other Assets - (0.35)%		(41,822)

TOTAL NET ASSETS - 100.00%		$11,927,458

* See accompanying notes which are an integral part of the financial statements

(a) Non-Income producing.

(b) Variable rate security; the coupon rate shown represents the 7-day yield as of December 31, 2013.

(c) ADR - American Depository Receipt

(d) The Ancora Trust Chariman serves on the Board of Directors of this company.

(e) The CEO of Ancora Advisors serves on the Board of Directors for this company.

(f) The Portfolio Manager of this Fund serves on the Board of Directors for this company.

(g) The Fund owns more than 5% of the outstanding voting shares of the company.

ANCORA SPECIAL OPPORTUNITY FUND

INVESTMENT OBJECTIVE:

THE ANCORA SPECIAL OPPORTUNITY FUND SEEKS TO PROVIDE INVESTORS A HIGH TOTAL RETURN, BY INVESTING IN COMPANIES WITH THE POTENTIAL FOR SUPERIOR RETURNS.

PORTFOLIO MANAGER:

Richard A. Barone

Chairman, Ancora Advisors

_________________________

NET ASSETS:

$10.2 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS C – ANSCX

CLASS I – ANSIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $5,000

CLASS I – $5,000

* As of December 31, 2013

TOP HOLDINGS: DECEMBER 31, 2013 (d)
NAME	% OF NET ASSETS
Mace Security International, Inc.	10.01%
Safeguard Scientifics, Inc.	5.96%
Lakeland Industries, Inc.	5.20%
Special Opportunities Fund, Inc.	5.18%
Citigroup, Inc.	5.15%
Calamos Asset Management, Inc.	4.80%
Leucadia National Corp.	4.20%
Firsthand Technology Value Fund, Inc.	4.01%
Boulder Growth & Income Fund, Inc.	3.95%
American Realty Capital Properties, Inc.	3.81%
SECTOR DIVERSIFICATION: DECEMBER 31, 2013 (d)
NAME	% OF NET ASSETS
Basic Materials	2.78%
Consumer Goods	3.34%
Consumer Products & Services	0.25%
Energy	2.50%
Financial	18.06%
Healthcare	9.83%
Homeland Security	19.30%
Industrial Goods	8.51%
Technology	2.15%
Investment Companies	24.40%
Money Market	8.26%
Other	0.62%

TOTAL RETURNS: DECEMBER 31, 2013 (d)
	ONE YEAR	THREE YEARS	FIVE YEARS	SINCE INCEP(a)
ANCORA SPECIAL OPP - C(b)	30.21%	10.43%	23.33%	6.09%
ANCORA SPECIAL OPP - I(b)	31.32%	11.12%	24.00%	6.65%
WILSHIRE 5000 INDEX(c)	33.10%	16.53%	18.93%	7.94%

a)

Inception data reflects the annualized return since 01/05/04.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Wilshire 5000 Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase. If you were to purchase the securities that make up this index, your returns would be lower once fees and/or commissions are deducted.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672

ANCORA SPECIAL OPPORTUNITY FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

Growth of a $1,000,000 Investment
Ancora Special Opportunity Fund - Class I
Wilshire 5000 Index
in $1,000's
2,300
2,100
1,900
1,700
1,500
1,300
1,100
900
700
500
Incep
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dec-08
Jun-09
Dec-09
Jun-10
Dec-10
Jun-11
Dec-11
Jun-12
Dec-12
Jun-13
Dec-13

* Inception: 1/5/04

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through December 31, 2013. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

	Shares	Value
Common Stocks - 66.72%

Basic Materials - 2.78%
Agrium Inc.	2,000	$ 182,960
Richmont Mines, Inc. (a)	100,000	100,000
		282,960
Consumer Goods - 3.34%
Daktronics, Inc.	10,000	156,800
Stephan Co. (a)(d)	155,000	182,900
		339,700
Consumer Products & Services- 0.25%
Natuzzi SpA ADR (a)(c)	10,000	25,900
		25,900
Energy - 2.5%
StealthGas, Inc. (a)	25,000	254,750
		254,750
Financial - 18.06%
AmBase Corp. (a)	30,000	36,000
American Realty Capital Properties, Inc.	30,000	385,530
Calamos Asset Management, Inc	41,000	485,440
Citigroup, Inc.	10,000	521,100
KKR Financial Holdings LLC	10,000	121,900
St. Joe Co. (a)	15,000	287,850
		1,837,820
Healthcare - 9.83%
Albany Molecular Research, Inc. (a)	35,000	352,800
Safeguard Scientifics, Inc. (a)	30,000	602,700
Zynex, Inc. (a)	120,400	44,548
		1,000,048
Homeland Security - 19.3%
Lakeland Industries, Inc. (a)(f)	100,000	526,000
Leucadia National Corp.	15,000	425,100
Mace Security International, Inc. (a)(d)(e)	2,500,000	1,012,500
		1,963,600
Industrial Goods - 8.51%
Allegheny Technologies, Inc.	5,000	178,150
Capstone Turbine Corp. (a)	100,000	129,000
Continental Materials Corp. (a)	13,000	268,970
Metalico, Inc. (a)	50,000	103,500
Weatherford International Ltd. (a)	12,000	185,880
		865,500
Miscellaneous – 0.0%
Contra Softbrands, Inc. (a)	40,000	0
		0

* See accompanying notes which are an integral part of the financial statements

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

	Shares	Value
Technology - 2.15%
Active Power, Inc. (a)	20,000	$ 67,400
Microsoft Corp.	3,000	112,230
Vodafone Group Plc ADR (c)	1,000	39,310
		218,940

TOTAL COMMON STOCKS (Cost $5,199,170)		6,789,218

Investment Companies - 24.4%
AllianceBernstein Income Fund, Inc.	45,000	320,850
Boulder Growth & Income Fund, Inc.	49,700	399,588
Firsthand Technology Value Fund, Inc.	17,500	405,475
Gabelli Global Deal Fund	22,000	242,440
Madison Covered Call & Equity	15,000	122,550
MFS Intermediate Income Trust	50,000	259,000
Special Opportunities Fund, Inc.	30,000	523,650
Zweig Total Return Fund, Inc.	15,000	209,100
		2,482,653

TOTAL INVESTMENT COMPANIES (Cost $2,092,495)		2,482,653

Money Market Funds - 8.26%
First American Funds Government Obligation Class Y 0.01% (b)	840,903	840,903

TOTAL MONEY MARKET FUNDS (Cost $840,903)		840,903

TOTAL INVESTMENTS (Cost $8,132,568) 99.38%		10,112,774

Other Assets In Excess of Liabilities - 0.62%		62,751

TOTAL NET ASSETS - 100.00%		$10,175,525

* See accompanying notes which are an integral part of the financial statements

(a) Non-Income producing.

(b) Variable rate security; the coupon rate shown represents the 7-day yield as of December 31, 2013.

(c) ADR - American Depository Receipt

(d) The Ancora Trust Chariman and Portfolio Manager serves on the Board of Directors of this company.

(e) The Portfolio Manager of the MicroCap Fund serves on the Board of Directors for this company.

(f) The Fund owns more than 5% of the outstanding voting shares of the company.

FINANCIAL REVIEW

AUDITOR’S OPINION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Trustees of

Ancora Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Ancora Trust comprising Ancora Income Fund, Ancora Equity Fund, Ancora/Thelen Small-Mid Cap Fund, Ancora MicroCap Fund and Ancora Special Opportunity Fund (the “Funds”), as of December 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Ancora Income Fund, Ancora Equity Fund, Ancora MicroCap Fund, and Ancora Special Opportunity Fund, and the related statements of operations and changes in net assets and the financial highlights for the period January 2, 2013 (commencement of operations) through December 31, 2013, for the Ancora/Thelen Small-Mid Cap Fund.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Ancora Trust as of December 31, 2013, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio

February 28, 2014

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES – As of December 31, 2013

	Ancora Income Fund	Ancora Equity Fund	Ancora-Thelen Small-Mid Cap Fund	Ancora MicroCap Fund	Ancora Special Opportunity Fund
Assets
Investments in securities:
At Cost	$23,040,467	$ 6,388,545	$36,314,815	$ 8,767,063	$6,486,381
At Fair Value	$22,192,935	$10,140,149	$44,757,131	$11,520,345	$8,391,374

Investments in Affiliated Securities:
At Cost	$ -	$ -	$ -	$ 433,551	$1,646,187
At Fair Value	$ -	$ -	$ -	$ 448,935	$1,721,400

Cash	-	-	-	500	-
Dividends and interest receivable	81,571	9,092	15,418	4,963	90,108
Receivable for investments sold	63,425	22,882	287,350	-	-
Shareholder subscription	11,260	204	50,442	605	65
Deferred offering costs	-	-	20	-	-
Prepaid expenses	2,653	2,080	7,149	2,463	2,053
Total assets	22,351,844	10,174,407	45,117,510	11,977,811	10,205,000

Liabilities
Payable for investments purchased	28,779	-	221,690	24,782	-
Shareholder redemptions	-	-	300	-	-
Payable to advisor	17,445	8,482	38,077	6,573	8,395
12b-1 fees payable	5,156	5,597	1,541	2,559	5,068
Administration fees payable	1,906	848	3,654	971	839
Trustee fees payable	250	150	383	150	100
Accrued expenses	15,538	15,127	15,332	15,318	15,073
Total liabilities	69,074	30,204	280,977	50,353	29,475

Net Assets: (unlimited number of shares authorized, no par value)	$22,282,770	$10,144,203	$44,836,533	$11,927,458	$10,175,525

Net Assets consist of:
Paid in capital	23,664,779	7,123,812	36,351,953	8,999,315	8,030,226
Accumulated undistributed net investment loss	-	-	-	-	-
Accumulated net realized gain/(loss) on:
Investment securities	(534,477)	(731,213)	42,264	159,477	165,093
Net unrealized appreciation/ (depreciation) on:
Investment securities	(847,532)	3,751,604	8,442,316	2,768,666	1,980,206

Net Assets	$22,282,770	$10,144,203	$44,836,533	$11,927,458	$10,175,525

* See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES – As of December 31, 2013 (CONTINUED)

	Ancora Income Fund	Ancora Equity Fund	Ancora-Thelen Small-Mid Cap Fund	Ancora MicroCap Fund	Ancora Special Opportunity Fund

Class C:

Net assets applicable to Class C shares	$ 12,601,180	$ 7,960,955	$ 1,049,265	$ 790,992	$ 6,783,773

Shares outstanding (unlimited number of shares authorized, no par value)	1,558,697	572,265	80,261	58,692	1,012,320

Net asset value, offering price, and redemption price per share	$ 8.08	$ 13.91	$ 13.07	$ 13.48	$ 6.70

Minimum Redemption Price Per Share (a)
(NAV * 98%)	$ 7.92	$ 13.63	$ 12.81	$ 13.21	$ 6.57

Class I:

Net assets applicable to Class I shares	$ 9,681,590	$ 2,183,248	$43,787,268	$11,136,466	$ 3,391,752

Shares outstanding (unlimited number of shares authorized, no par value)	1,192,629	150,374	3,319,907	795,963	480,371

Net asset value, offering price, and redemption price per share	$ 8.12	$ 14.52	$ 13.19	$ 13.99	$ 7.06

Minimum Redemption Price Per Share (a)
(NAV * 98%)	$ 7.96	$ 14.23	$ 12.93	$ 13.71	$ 6.92

* See accompanying notes which are an integral part of the financial statements

(a)The Funds will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

FINANCIAL REVIEW

STATEMENTS OF OPERATIONS – For the year ended December 31, 2013

	Ancora Income Fund	Ancora Equity Fund	Ancora-Thelen Small-Mid Cap Fund (a)	Ancora MicroCap Fund	Ancora Special Opportunity Fund

Investment Income
Dividend income	$1,186,158	$ 188,922	$ 389,756	$ 100,726	$ 99,678
Dividend income from Affiliates	-	-	-	400	-
Interest income	108	95	401	131	130
Total Income	1,186,266	189,017	390,157	101,257	99,808

Expenses
Investment advisor fee	238,713	101,906	301,317	99,990	94,480
12b-1 fees
Class C	68,069	55,810	5,744	5,372	46,718
Class I	-	-	-	-	-
Fund accounting expenses	28,437	26,979	31,961	25,875	25,198
Transfer agent expenses	9,710	9,143	11,309	8,606	8,228
Legal expenses	13,224	13,115	6,696	13,190	13,115
Administration expenses	23,871	10,190	30,131	9,999	9,448
Insurance expenses	1,208	958	1,133	944	934
Custodian expenses	9,238	2,394	8,098	3,998	5,110
Auditing expenses	11,256	11,067	10,900	11,270	11,167
Printing expenses	1,425	1,289	1,424	1,566	1,287
Trustees expenses	2,915	1,514	3,383	1,397	1,193
Miscellaneous expenses	2,367	2,225	2,245	2,185	2,168
Offering costs	-	-	18,573	-	-
Registration expenses	3,116	1,657	14,052	4,128	1,586
Total Expenses	413,549	238,247	446,966	188,520	220,632
Waived Fees	(16,654)	-	(22,241)	(21,506)	-
Net Operating Expenses	396,895	238,247	424,725	167,014	220,632

Net Investment Income (Loss)	789,371	(49,230)	(34,568)	(65,757)	(120,824)

Realized & Unrealized Gains (Loss)
Net realized gain (loss) on investment securities	138,150	882,096	777,742	910,387	1,057,721
Net realized gain (loss) on affiliated investment securities	-	-	-	40,225	219,851
Capital gain distributions from investment companies	32,123	2,026	-	7,777	49,044
Change in unrealized appreciation (depreciation) on investment securities	(1,754,833)	1,932,558	8,442,316	2,131,834	1,207,438
Net realized and unrealized gain (loss) on investment securities	(1,584,560)	2,816,680	9,220,058	3,090,223	2,534,054
Net increase (decrease) in net assets resulting from operations	$ (795,189)	$2,767,450	$ 9,185,490	$3,024,466	$ 2,413,230

* See accompanying notes which are an integral part of the financial statements

(a) For period January 2, 2013 (commencement of operations) through December 31, 2013.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora Income Fund

	Year Ended	Year Ended
	December 31, 2013	December 31, 2012
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$ 789,371	$ 780,691
Net realized gain (loss) on investment securities	138,150	1,478,703
Net realized gain on affiliated investment securities	-	-
Capital gain distributions from investment companies	32,123	37,697
Change in net unrealized appreciation (depreciation)	(1,754,833)	(830,963)
Net increase (decrease) in net assets resulting from operations	(795,189)	1,466,128

Distributions
From net investment income, Class C	(542,852)	(927,935)
From net investment income, Class I	(431,256)	(565,033)
From short-term capital gains, Class C	-	-
From short-term capital gains, Class I	-	-
From long-term capital gains, Class C	-	-
From long-term capital gains, Class I	-	-
From return of capital, Class C	(400,955)	-
From return of capital, Class I	(318,530)	-
Total distributions	(1,693,593)	(1,492,968)

Capital Share Transactions - Class C
Proceeds from sale of shares	1,774,545	1,781,364
Shares issued in reinvestment of dividends	324,695	280,226
Shares redeemed	(2,375,404)	(888,440)
	(276,164)	1,173,150
Capital Share Transactions - Class I
Proceeds from sale of shares	3,330,187	2,632,269
Shares issued in reinvestment of dividends	583,729	419,571
Shares redeemed	(2,327,456)	(1,117,426)
	1,586,460	1,934,414
Net increase (decrease) in net assets resulting
from capital share transactions	1,310,296	3,107,564

Total increase (decrease) in net assets	(1,178,486)	3,080,724

Net Assets
Beginning of period	$ 23,461,256	$ 20,380,532
End of period	$ 22,282,770	$ 23,461,256
Accumulated undistributed net investment income (loss)	$ -	$ -

Capital Share Transactions - C Shares
Shares sold	199,901	196,725
Shares issued in reinvestment of distributions	38,022	30,987
Shares repurchased	(272,513)	(98,057)
Net increase (decrease) from capital share transactions	(34,590)	129,655

Capital Share Transactions - I Shares
Shares sold	381,191	289,687
Shares issued in reinvestment of distributions	68,132	46,355
Shares repurchased	(276,710)	(123,120)
Net increase (decrease) from capital share transactions	172,613	212,922

* See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora Equity Fund

	Year Ended	Year Ended
	December 31, 2013	December 31, 2012
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$ (49,230)	$ (74,072)
Net realized gain (loss) on investment securities	882,096	167,857
Net realized gain on affiliated investment securities	-	-
Capital gain distributions from investment companies	2,026	800
Change in net unrealized appreciation (depreciation)	1,932,558	1,066,065
Net increase (decrease) in net assets resulting from operations	2,767,450	1,160,650

Distributions
From net investment income, Class C	-	-
From net investment income, Class I	-	-
From short-term capital gains, Class C	-	-
From short-term capital gains, Class I	-	-
From long-term capital gains, Class C	-	-
From long-term capital gains, Class I	-	-
From return of capital, Class C	-	-
From return of capital, Class I	-	-
Total distributions	-	-

Capital Share Transactions - Class C
Proceeds from sale of shares	360,131	306,370
Shares issued in reinvestment of dividends	-	-
Shares redeemed	(1,180,525)	(760,422)
	(820,394)	(454,052)
Capital Share Transactions - Class I
Proceeds from sale of shares	191,449	182,172
Shares issued in reinvestment of dividends	-	-
Shares redeemed	(1,197,160)	(563,555)
	(1,005,711)	(381,383)
Net increase (decrease) in net assets resulting
from capital share transactions	(1,826,105)	(835,435)

Total increase (decrease) in net assets	941,345	325,215

Net Assets
Beginning of period	$ 9,202,858	$ 8,877,643
End of period	$ 10,144,203	$ 9,202,858
Accumulated undistributed net investment income (loss)	$ -	$ -

Capital Share Transactions - C Shares
Shares sold	29,759	30,567
Shares issued in reinvestment of distributions	-	-
Shares repurchased	(96,197)	(74,677)
Net increase (decrease) from capital share transactions	(66,438)	(44,110)

Capital Share Transactions - I Shares
Shares sold	16,320	17,572
Shares issued in reinvestment of distributions	-	-
Shares repurchased	(89,103)	(53,097)
Net increase (decrease) from capital share transactions	(72,783)	(35,525)

* See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

Ancora-Thelen
Small-Mid Cap Fund

Period Ended
December 31, 2013 (a)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$ (34,568)
Net realized gain (loss) on investment securities	777,742
Net realized gain on affiliated investment securities	-
Capital gain distributions from investment companies	-
Change in net unrealized appreciation (depreciation)	8,442,316
Net increase (decrease) in net assets resulting from operations	9,185,490

Distributions
From net investment income, Class C	-
From net investment income, Class I	-
From short-term capital gains, Class C	(16,738)
From short-term capital gains, Class I	(702,745)
From long-term capital gains, Class C	-
From long-term capital gains, Class I	-
From return of capital, Class C	-
From return of capital, Class I	-
Total distributions	(719,483)

Capital Share Transactions - Class C
Proceeds from sale of shares	1,051,193
Shares issued in reinvestment of dividends	16,738
Shares redeemed	(231,503)
836,428
Capital Share Transactions - Class I
Proceeds from sale of shares	35,779,409
Shares issued in reinvestment of dividends	629,890
Shares redeemed	(875,201)
35,534,098
Net increase (decrease) in net assets resulting
from capital share transactions	36,370,526

Total increase (decrease) in net assets	44,836,533

Net Assets
Beginning of period	$ -
End of period	$ 44,836,533
Accumulated undistributed net investment income (loss)	$ -

Capital Share Transactions - C Shares
Shares sold	98,633
Shares issued in reinvestment of distributions	1,279
Shares repurchased	(19,651)
Net increase (decrease) from capital share transactions	80,261

Capital Share Transactions - I Shares
Shares sold	3,342,373
Shares issued in reinvestment of distributions	47,719
Shares repurchased	(70,185)
Net increase (decrease) from capital share transactions	3,319,907

* See accompanying notes which are an integral part of the financial statements

(a) For period January 2, 2013 (commencement of operations) through December 31, 2013.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora MicroCap Fund

	Year Ended	Year Ended
	December 31, 2013	December 31, 2012
Increase (Decrease) in Net Assets from Operations
Net investment loss	$ (65,757)	$ (80,572)
Net realized gain on investment securities	910,387	663,273
Net realized gain on affiliated investment securities	40,225	-
Capital gain distributions from investment companies	7,777	-
Capital gain distributions from affiliated investment securities	-	-
Change in net unrealized appreciation	2,131,834	344,877
Net increase in net assets resulting from operations	3,024,466	927,578

Distributions
From net investment income, Class C	-	-
From net investment income, Class I	-	-
From short-term capital gains, Class C	(6,049)	(5,787)
From short-term capital gains, Class I	(82,618)	(39,610)
From long-term capital gains, Class C	(51,790)	(52,121)
From long-term capital gains, Class I	(707,298)	(356,778)
From return of capital, Class C	-	-
From return of capital, Class I	-	-
Total distributions	(847,755)	(454,296)

Capital Share Transactions - Class C
Proceeds from sale of shares	61,575	164,050
Shares issued in reinvestment of dividends	57,839	56,161
Shares redeemed	(443,056)	(193,281)
	(323,642)	26,930
Capital Share Transactions - Class I
Proceeds from sale of shares	3,075,098	1,550,765
Shares issued in reinvestment of dividends	783,624	382,133
Shares redeemed	(1,363,252)	(881,848)
	2,495,470	1,051,050
Net increase (decrease) in net assets resulting
from capital share transactions	2,171,828	1,077,980

Total increase in net assets	4,348,539	1,551,262

Net Assets
Beginning of period	$ 7,578,919	$ 6,027,657
End of period	$ 11,927,458	$ 7,578,919
Accumulated undistributed net investment income (loss)	$ -	$ -

Capital Share Transactions - C Shares
Shares sold	5,076	15,042
Shares issued in reinvestment of distributions	4,330	5,249
Shares repurchased	(38,865)	(18,017)
Net increase (decrease) from capital share transactions	(29,459)	2,274

Capital Share Transactions - I Shares
Shares sold	243,088	139,272
Shares issued in reinvestment of distributions	56,498	34,834
Shares repurchased	(103,662)	(78,826)
Net increase (decrease) from capital share transactions	195,924	95,280

* See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora Special Opportunity Fund

	Year Ended	Year Ended
	December 31, 2013	December 31, 2012
Increase (Decrease) in Net Assets from Operations
Net investment loss	$ (120,824)	$ (85,453)
Net realized gain on investment securities	1,057,721	138,598
Net realized gain on affiliated investment securities	219,851	-
Capital gain distributions from investment companies	49,044	27,208
Capital gain distributions from affiliated investment securities	-	-
Change in net unrealized appreciation	1,207,438	1,412,047
Net increase in net assets resulting from operations	2,413,230	1,492,400

Distributions
From net investment income, Class C	-	(3,660)
From net investment income, Class I	-	(2,062)
From short-term capital gains, Class C	-	-
From short-term capital gains, Class I	-	-
From long-term capital gains, Class C	(83,740)	-
From long-term capital gains, Class I	(39,769)	-
From return of capital, Class C	-	-
From return of capital, Class I	-	-
Total distributions	(123,509)	(5,722)

Capital Share Transactions - Class C
Proceeds from sale of shares	437,486	6,750
Shares issued in reinvestment of dividends	11,126	719
Shares redeemed	(606,448)	(378,379)
	(157,836)	(370,910)
Capital Share Transactions - Class I
Proceeds from sale of shares	458,463	51,993
Shares issued in reinvestment of dividends	6,112	443
Shares redeemed	(872,384)	(357,391)
	(407,809)	(304,955)
Net increase (decrease) in net assets resulting
from capital share transactions	(565,645)	(675,865)

Total increase in net assets	1,724,076	810,813

Net Assets
Beginning of period	$ 8,451,449	$ 7,640,636
End of period	$ 10,175,525	$ 8,451,449
Accumulated undistributed net investment income (loss)	$ -	$ -

Capital Share Transactions - C Shares
Shares sold	69,827	1,500
Shares issued in reinvestment of distributions	1,676	139
Shares repurchased	(105,095)	(81,284)
Net increase (decrease) from capital share transactions	(33,592)	(79,645)

Capital Share Transactions - I Shares
Shares sold	71,249	10,995
Shares issued in reinvestment of distributions	874	82
Shares repurchased	(143,006)	(73,768)
Net increase (decrease) from capital share transactions	(70,883)	(62,691)

* See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each period

Ancora Income Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS C SHARES	12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Selected Per Share Data
Net asset value, beginning of period	$ 8.98	$ 8.97	$ 8.93	$ 8.62	$ 7.33

Income from investment operations
Net investment income (loss) (a)	0.26	0.31	0.33	0.38	0.44
Net realized and unrealized gain (loss)	(0.56)	0.30	0.31	0.53	1.45
Total from investment operations	(0.30)	0.61	0.64	0.91	1.89

Less Distributions to shareholders:
From net investment income	(0.35)	(0.60)	(0.55)	(0.38)	(0.45)
From net realized gain	-	-	-	-	-
From return of capital	(0.25)	-	(0.05)	(0.22)	(0.15)
Total distributions	(0.60)	(0.60)	(0.60)	(0.60)	(0.60)

Net asset value, end of period	$ 8.08	$ 8.98	$ 8.97	$ 8.93	$ 8.62

Total Return (b)	(3.51)%	6.84%	7.40%	10.86%	27.11%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 12,601	$ 14,300	$ 13,131	$ 12,485	$ 11,278
Ratio of expenses to average net assets (c)	1.95%	2.00%	1.97%	1.97%	1.99%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.95%	2.01%	1.98%	1.98%	2.06%
Ratio of net investment income (loss) to
average net assets (c) (d)	3.00%	3.42%	3.65%	4.34%	5.75%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	3.00%	3.41%	3.65%	4.34%	5.67%
Portfolio turnover rate	122.34%	116.25%	57.56%	53.48%	50.75%

* See accompanying notes which are an integral part of the financial statements

(a)  Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each period

Ancora Equity Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS C SHARES	12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Selected Per Share Data
Net asset value, beginning of period	$ 10.58	$ 9.35	$ 10.16	$ 9.11	$ 7.14

Income from investment operations
Net investment income (loss) (a)	(0.09)	(0.09)	(0.07)	(0.08)	(0.02)
Net realized and unrealized gain (loss)	3.42	1.32	(0.74)	1.13	2.00
Total from investment operations	3.33	1.23	(0.81)	1.05	1.98

Less Distributions to shareholders:
From net investment income	-	-	-	-	(0.01)
From net realized gain	-	-	-	-	-
From return of capital	-	-	-	-	-
Total distributions	-	-	-	-	(0.01)

Net asset value, end of period	$ 13.91	$ 10.58	$ 9.35	$ 10.16	$ 9.11

Total Return (b)	31.47%	13.16%	(7.97)%	11.53%	27.74%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 7,961	$ 6,757	$ 6,384	$ 7,820	$ 6,837
Ratio of expenses to average net assets (c)	2.54%	2.60%	2.54%	2.53%	2.61%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	2.54%	2.60%	2.54%	2.53%	2.61%
Ratio of net investment income (loss) to
average net assets (c) (d)	(0.70)%	(0.92)%	(0.66)%	(0.86)%	(0.29)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	(0.70)%	(0.92)%	(0.66)%	(0.86)%	(0.29)%
Portfolio turnover rate	28.54%	38.66%	64.54%	45.73%	56.25%

* See accompanying notes which are an integral part of the financial statements

(a)  Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each period

Ancora-Thelen Small-Mid Cap Fund

Period Ended
CLASS C SHARES	12/31/2013 (f)

Selected Per Share Data
Net asset value, beginning of period	$ 10.00

Income from investment operations
Net investment income (loss) (a)	(0.11)
Net realized and unrealized gain (loss)	3.39
Total from investment operations	3.28

Less Distributions to shareholders:
From net investment income	-
From net realized gain	(0.21)
From return of capital	-
Total distributions	(0.21)

Net asset value, end of period	$ 13.07

Total Return (b)	32.84%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 1,049
Ratio of expenses to average net assets (c)	2.18% (e)
Ratio of expenses to average net assets
before waiver & reimbursement (c)	2.18% (e)
Ratio of net investment income (loss) to
average net assets (c) (d)	(0.94)% (e)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	(0.94)% (e)
Portfolio turnover rate	46.72%

* See accompanying notes which are an integral part of the financial statements

(a)  Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized

(f) For period January 2, 2013 (commencement of operations) through December 31, 2013.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each period

Ancora MicroCap Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS C SHARES	12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Selected Per Share Data
Net asset value, beginning of period	$ 10.78	$ 10.05	$ 12.68	$ 9.74	$ 6.06

Income from investment operations
Net investment loss (a)	(0.20)	(0.17)	(0.27)	(0.27)	(0.24)
Net realized and unrealized gain (loss)	3.96	1.60	(1.44)	3.70	3.92
Total from investment operations	3.76	1.43	(1.71)	3.43	3.68

Less Distributions to shareholders:
From net investment income	-	-	-	-	-
From net realized gain	(1.06)	(0.70)	(0.92)	(0.49)	-
Total distributions	(1.06)	(0.70)	(0.92)	(0.49)	-

Net asset value, end of period	$ 13.48	$ 10.78	$ 10.05	$ 12.68	$ 9.74

Total Return (b)	35.00%	14.27%	(13.51)%	35.19%	60.73%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 791	$ 950	$ 863	$ 1,115	$ 1,002
Ratio of expenses to average net assets (c)	2.58%	2.87%	2.78%	3.13%	3.48%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	2.58%	2.87%	2.78%	3.13%	3.82%
Ratio of net investment income (loss) to
average net assets (c)	(1.61)%	(1.57)%	(2.22)%	(2.44)%	(3.04)%
Ratio of net investment income (loss) to average net assets before waiver & reimbursement (c)	(1.61)%	(1.57)%	(2.22)%	(2.44)%	(3.38)%
Portfolio turnover rate	23.02%	27.30%	11.42%	36.36%	44.07%

* See accompanying notes which are an integral part of the financial statements

(a)  Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each period

Ancora Special Opportunity Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS C SHARES	12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Selected Per Share Data
Net asset value, beginning of period	$ 5.21	$ 4.33	$ 5.04	$ 4.46	$ 2.38

Income from investment operations
Net investment loss (a)	(0.10)	(0.06)	(0.01)	(0.07)	(0.03)
Net realized and unrealized gain (loss)	1.67	0.94	(0.70)	0.65	2.11
Total from investment operations	1.57	0.88	(0.71)	0.58	2.08

Less Distributions to shareholders:
From net investment income	-	- (b)	-	-	- (b)
From net realized gain	(0.08)	-	-	-	-
From return of capital	-	-	-	-	-
Total distributions	(0.08)	-	-	-	-

Net asset value, end of period	$ 6.70	$ 5.21	$ 4.33	$ 5.04	$ 4.46

Total Return (c)	30.21%	20.40%	(14.09)%	13.00%	87.47%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 6,784	$ 5,452	$ 4,878	$ 5,615	$ 5,240
Ratio of expenses to average net assets (d)	2.59%	2.70%	2.61%	2.64%	2.86%
Ratio of expenses to average net assets
before waiver & reimbursement (d)	2.59%	2.70%	2.61%	2.64%	2.86%
Ratio of net investment income (loss) to
average net assets (d) (e)	(1.54)%	(1.25)%	(0.10)%	(1.45)%	(0.97)%
Ratio of net investment income (loss) to average net assets before waiver & reimbursement (d) (e)	(1.54)%	(1.25)%	(0.10)%	(1.45)%	(0.97)%
Portfolio turnover rate	113.99%	124.71%	99.12%	97.02%	148.81%

* See accompanying notes which are an integral part of the financial statements

(a) Net investment income (loss) per share is based on average shares outstanding.

(b) Amount is less than 0.005

(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d) These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(e) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each period

Ancora Income Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES (Formerly Class D)	12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Selected Per Share Data
Net asset value, beginning of period	$ 8.98	$ 8.98	$ 8.95	$ 8.65	$ 7.36

Income from investment operations
Net investment income (loss) (a)	0.32	0.34	0.35	0.40	0.46
Net realized and unrealized gain (loss)	(0.55)	0.29	0.31	0.52	1.46
Total from investment operations	(0.23)	0.63	0.66	0.92	1.92

Less Distributions to shareholders:
From net investment income	(0.36)	(0.63)	(0.58)	(0.40)	(0.47)
From net realized gain	-	-	-	-	-
From return of capital	(0.27)	-	(0.05)	(0.22)	(0.16)
Total distributions	(0.63)	(0.63)	(0.63)	(0.62)	(0.63)

Net asset value, end of period	$ 8.12	$ 8.98	$ 8.98	$ 8.95	$ 8.65

Total Return (b)	(2.71)%	7.19%	7.62%	11.07%	27.48%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 9,682	$ 9,161	$ 7,249	$ 6,756	$ 6,852
Ratio of expenses to average net assets (c)	1.29%	1.75%	1.72%	1.72%	1.74%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.45%	1.76%	1.73%	1.73%	1.82%
Ratio of net investment income (loss) to
average net assets (c) (d)	3.71%	3.74%	3.88%	4.54%	5.93%
Ratio of net investment income (loss) to average net assets before waiver & reimbursement (c) (d)	3.55%	3.73%	3.88%	4.54%	5.85%
Portfolio turnover rate	122.34%	116.25%	57.56%	53.48%	50.75%

* See accompanying notes which are an integral part of the financial statements

(a) Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each period

Ancora Equity Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES (Formerly Class D)	12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Selected Per Share Data
Net asset value, beginning of period	$ 10.96	$ 9.64	$ 10.42	$ 9.30	$ 7.26

Income from investment operations
Net investment income (loss) (a)	0.01	(0.04)	(0.02)	(0.03)	0.02
Net realized and unrealized gain (loss)	3.55	1.36	(0.76)	1.15	2.03
Total from investment operations	3.56	1.32	(0.78)	1.12	2.05

Less Distributions to shareholders:
From net investment income	-	-	-	-	(0.01)
From net realized gain	-	-	-	-	-
From return of capital	-	-	-	-	-
Total distributions	-	-	-	-	(0.01)

Net asset value, end of period	$ 14.52	$ 10.96	$ 9.64	$ 10.42	$ 9.30

Total Return (b)	32.48%	13.69%	(7.49)%	12.04%	28.25%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 2,183	$ 2,446	$ 2,493	$ 2,876	$ 2,844
Ratio of expenses to average net assets (c)	1.79%	2.10%	2.04%	2.03%	2.11%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.79%	2.10%	2.04%	2.03%	2.11%
Ratio of net investment income (loss) to
average net assets (c) (d)	0.09%	(0.43)%	(0.17)%	(0.34)%	0.23%
Ratio of net investment income (loss) to average net assets before waiver & reimbursement (c) (d)	0.09%	(0.43)%	(0.17)%	(0.34)%	0.23%
Portfolio turnover rate	28.54%	38.66%	64.54%	45.73%	56.25%

* See accompanying notes which are an integral part of the financial statements

(a) Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora-Thelen Small-Mid Cap Fund

Period Ended
CLASS I SHARES	12/31/2013 (f)

Selected Per Share Data
Net asset value, beginning of period	$ 10.00

Income from investment operations
Net investment income (loss) (a)	(0.01)
Net realized and unrealized gain (loss)	3.41
Total from investment operations	3.40

Less Distributions to shareholders:
From net investment income	-
From net realized gain	(0.21)
From return of capital	-
Total distributions	(0.21)

Net asset value, end of period	$ 13.19

Total Return (b)	34.04%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 43,787
Ratio of expenses to average net assets (c)	1.39% (e)
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.46% (e)
Ratio of net investment income (loss) to
average net assets (c) (d)	(0.09)% (e)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	(0.17)% (e)
Portfolio turnover rate	46.72%

* See accompanying notes which are an integral part of the financial statements

(a)  Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized

(f) For period January 2, 2013 (commencement of operations) through December 31, 2013.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora MicroCap Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES (Formerly Class D)	12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Selected Per Share Data
Net asset value, beginning of period	$ 11.05	$ 10.23	$ 12.83	$ 9.80	$ 6.07

Income from investment operations
Net investment loss (a)	(0.08)	(0.12)	(0.21)	(0.22)	(0.20)
Net realized and unrealized gain (loss)	4.08	1.64	(1.47)	3.74	3.93
Total from investment operations	4.00	1.52	(1.68)	3.52	3.73

Less Distributions to shareholders:
From net investment income	-	-	-	-	-
From net realized gain	(1.06)	(0.70)	(0.92)	(0.49)	-
Total distributions	(1.06)	(0.70)	(0.92)	(0.49)	-

Net asset value, end of period	$ 13.99	$ 11.05	$ 10.23	$ 12.83	$ 9.80

Total Return (b)	36.32%	14.89%	(13.13)%	35.90%	61.45%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 11,136	$ 6,629	$ 5,164	$ 4,865	$ 2,762
Ratio of expenses to average net assets (c)	1.60%	2.37%	2.28%	2.61%	2.98%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.83%	2.37%	2.28%	2.61%	3.32%
Ratio of net investment income (loss) to
average net assets (c)	(0.58)%	(1.03)%	(1.69)%	(1.99)%	(2.52)%
Ratio of net investment income (loss) to average net assets before waiver & reimbursement (c)	(0.81)%	(1.03)%	(1.69)%	(1.99)%	(2.85)%
Portfolio turnover rate	23.02%	27.30%	11.42%	36.36%	44.07%

* See accompanying notes which are an integral part of the financial statements

(a) Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Special Opportunity Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES (Formerly Class D)	12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Selected Per Share Data
Net asset value, beginning of period	$ 5.44	$ 4.50	$ 5.21	$ 4.58	$ 2.44

Income from investment operations
Net investment income (loss) (a)	(0.05)	(0.04)	0.02	(0.05)	(0.02)
Net realized and unrealized gain (loss)	1.75	0.98	(0.73)	0.68	2.16
Total from investment operations	1.70	0.94	(0.71)	0.63	2.14

Less Distributions to shareholders:
From net investment income	-	- (b)	-	-	- (b)
From net realized gain	(0.08)	-	-	-	-
From return of capital	-	-	-	-	-
Total distributions	(0.08)	-	-	-	-

Paid in capital from redemption fees

Net asset value, end of period	$ 7.06	$ 5.44	$ 4.50	$ 5.21	$ 4.58

Total Return (c)	31.32%	20.97%	(13.63)%	13.76%	87.78%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 3,392	$ 2,999	$ 2,763	$ 3,644	$ 3,140
Ratio of expenses to average net assets (d)	1.84%	2.20%	2.11%	2.15%	2.36%
Ratio of expenses to average net assets
before waiver & reimbursement (d)	1.84%	2.20%	2.11%	2.15%	2.36%
Ratio of net investment income (loss) to
average net assets (d) (e)	(0.76)%	(0.75)%	0.34%	(0.96)%	(0.47)%
Ratio of net investment income (loss) to average net assets before waiver & reimbursement (d) (e)	(0.76)%	(0.75)%	0.34%	(0.96)%	(0.47)%
Portfolio turnover rate	113.99%	124.71%	99.12%	97.02%	148.81%

* See accompanying notes which are an integral part of the financial statements

(a)  Net investment income (loss) per share is based on average shares outstanding.

(b) Amount is less than 0.005

(c) Total return in the above table represents the rate that the investor would have earned or

(d) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(e) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements

December 31, 2013

NOTE 1. ORGANIZATION

Ancora Income Fund (the “Income Fund”), Ancora Equity Fund (the “Equity Fund”), Ancora/Thelen Small-Mid Cap Fund (the “Small-Mid Cap Fund”), Ancora MicroCap Fund (the “MicroCap Fund”), and Ancora Special Opportunity Fund (the “Special Opportunity Fund”), (each, a “Fund” and collectively, the “Funds”) are each a separate series of Ancora Trust (the “Trust”), an Ohio business trust under a Declaration of Trust dated August 20, 2003. The Trust’s Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest representing interests in separate funds of securities, and it permits the Trust to offer separate classes of each such series. The Income Fund’s investment objective is to obtain a high level of income, with a secondary objective of capital appreciation. The Equity Fund’s investment objective is obtaining a high total return, through a combination of income and capital appreciation in the value of its shares. The Small-Mid Cap Fund’s investment objective is to obtain capital appreciation. The MicroCap Fund’s investment objective is to obtain capital appreciation. The Special Opportunity Fund’s investment objective is obtaining a high total return through a combination of income and capital appreciation in the value of its shares.  Each Fund is an “open-end” management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a “diversified” company as defined in the 1940 Act.  The Board of Trustees (the “Board”) of the Trust has authorized that shares of the Funds may be offered in two classes: Class C and Class I (formerly Class D). Class C and Class I shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class. Class C shares are a no-load share class. Class I shares are offered continuously at net asset value. Class C shares are subject to a distribution and shareholder service fees. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. The investment advisor of the Funds is Ancora Advisors LLC (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Use Of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year.  Actual results could differ from those estimates.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (CONTINUED)

December 31, 2013

Federal Income Taxes - The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010-2012), or expected to be taken in the Funds’ 2013 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal; however the Funds’ are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of and during the year ended December 31, 2013, the Funds’ did not have a liability for any unrecognized tax benefits. The Funds’ recognize interest and penalty, if any, related to recognized tax benefits or income tax expense on the Statements of Operations. During the year ended December 31, 2013, the Funds’ did not incur any interest or penalties.

Distributions To Shareholders – The Income Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a monthly basis.  The Equity Fund, Special Opportunity Fund, MicroCap Fund, and Small-Mid Cap Fund intend to distribute substantially all of their net investment income, if any, as dividends to their shareholders on at least an annual basis.  Distributions to shareholders are recorded on the ex-dividend date.  All the Funds intend to distribute their net realized long term capital gains and net realized short term capital gains, if any, at least once a year.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused by differences in the timing and recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, the results of operations, or net asset value per share of a Fund.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (CONTINUED)

December 31, 2013

At December 31, 2013 the following reclassifications were made:

	Undistributed Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Capital
Income Fund	$ 904,222	$ (11,540)	$ (892,682)
Equity Fund	$ 49,230	$ (430)	$ (48,800)
Small-Mid Cap Fund	$ 34,568	$ (15,995)	$ (18,573)
MicroCap Fund	$ 65,757	$ (65,757)	$ -
Special Opportunity Fund	$ 120,824	$ (22,551)	$ (98,273)

Other - The Funds follow industry practice and record security transactions based on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board.

NOTE 3. SECURITIES VALUATIONS

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and

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December 31, 2013

other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Money market mutual funds are generally priced at the ending NAV provided by the service agent of the fund. The money market securities will be categorized as Level 1 within the fair value hierarchy.

Equity securities (common stock including real estate investment trusts, preferred shares, convertible preferred shares, closed-end funds, traditional preferred securities, investment companies, rights, and corporate bond trust certificates) - Equity securities are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees. Manually priced securities held by the Funds (if any) are reviewed by the Board of Trustees on a quarterly basis. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 within the fair value hierarchy.

Fixed income securities - Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as Level 2 within the fair value hierarchy.

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Notes to the Financial Statements (CONTINUED)

December 31, 2013

The following table summarizes the inputs used to value each Fund’s assets measured at fair value as of December 31, 2013:

Ancora Income Fund Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Corporate Bond Trust Certificates	$ 8,880,797	$ -	$ -	$ 8,880,797
Traditional Preferred	861,353	-	-	861,353
Investment Companies	8,259,648	-	-	8,259,648
REIT Preferred Shares	3,857,851	-	-	3,857,851
Money Market Funds	333,286	-	-	333,286
Total	$ 22,192,935	$ -	$ -	$ 22,192,935

Ancora Equity Fund Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 8,327,827	$ -	$ -	$ 8,327,827
Investment Companies	1,607,660	-	-	1,607,660
Money Market Funds	204,662	-	-	204,662
Total	$ 10,140,149	$ -	$ -	$ 10,140,149

Ancora-Thelen Small-Mid Cap Fund Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 43,845,101	$ -	$ -	$ 43,845,101
Money Market Funds	912,029	-	-	912,029
Total	$ 44,757,130	$ -	$ -	$ 44,757,130

Ancora MicroCap Fund Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 10,821,075	$ -	$ -	$ 10,821,075
Money Market Funds	1,148,206	-	-	1,148,206
Total	$ 11,969,281	$ -	$ -	$ 11,969,281

Ancora Special Opportunity Fund Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 6,789,218	$ -	$ -	$ 6,789,218
Investment Companies	2,482,653	-	-	2,482,653
Money Market Funds	840,903	-	-	840,903
Total	$ 10,112,774	$ -	$ -	$ 10,112,774

The Funds did not hold any Level 3 assets during the year ended December 31, 2013. For more detail on the investments in securities please refer to the Schedule of Investments. The Funds did not hold any derivative investments at any time during the year ended December 31, 2013.  There were no transfers into or out of any levels during the year ended December 31, 2013 in the Ancora Funds.

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Notes to the Financial Statements (CONTINUED)

December 31, 2013

The following table sets forth a summary of the changes in the fair value of each Fund’s investments in affiliated issuers for the year ended December 31, 2013:

Ancora MicroCap Fund

Mace Security International, Inc.	Investments
Balance Beginning at December 31, 2012	$ 53,250
Net Realized Gain/Loss on Sale of Investments	-
Net Change in Unrealized Appreciation on Investments Held at Year End	7,500
Net Purchases	-
Net Sales	-
Balance End at December 31, 2013	$ 60,750

Lakeland Industries, Inc.	Investments
Balance Beginning at December 31, 2012	$ 147,372
Net Realized Gain/Loss on Sale of Investments	-
Net Change in Unrealized Appreciation on Investments Held at Year End	35,498
Net Purchases	105,015
Net Sales	-
Balance End at December 31, 2013	$ 287,885

PVF Capital Corp.	Investments
Balance Beginning at December 31, 2012	$ 46,209
Net Realized Gain/Loss on Sale of Investments	40,225
Net Change in Unrealized Appreciation on Investments Held at Year End	(7,613)
Net Purchases	-
Net Sales	(78,821)
Balance End at December 31, 2013	$ -

LNB Bancorp	Investments
Balance Beginning at December 31, 2012	$ 59,000
Net Realized Gain/Loss on Sale of Investments	-
Net Change in Unrealized Appreciation on Investments Held at Year End	41,300
Net Purchases	-
Net Sales	-
Balance End at December 31, 2013	$ 100,300

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Ancora Special Opportunity Fund

Mace Security International, Inc.	Investments
Balance Beginning at December 31, 2012	$ 912,350
Net Realized Gain/Loss on Sale of Investments	(141,862)
Net Change in Unrealized Appreciation on Investments Held at Year End	272,018
Net Purchases	-
Net Sales	(30,006)
Balance End at December 31, 2013	$ 1,012,500

Lakeland Industries, Inc.	Investments
Balance Beginning at December 31, 2012	$ 362,080
Net Realized Gain/Loss on Sale of Investments	(45,808)
Net Change in Unrealized Appreciation on Investments Held at Year End	105,894
Net Purchases	176,023
Net Sales	(72,189)
Balance End at December 31, 2013	$ 526,000

PVF Capital Corp.	Investments
Balance Beginning at December 31, 2012	$ 438,000
Net Realized Gain/Loss on Sale of Investments	398,401
Net Change in Unrealized Appreciation on Investments Held at Year End	(86,519)
Net Purchases	-
Net Sales	(749,882)
Balance End at December 31, 2013	$ -

Stephan Co.	Investments
Balance Beginning at December 31, 2012	$ -
Net Realized Gain/Loss on Sale of Investments	-
Net Change in Unrealized Appreciation on Investments Held at Year End	(6,613)
Net Purchases	189,513
Net Sales	-
Balance End at December 31, 2013	$ 182,900

Solitron Devices, Inc.	Investments
Balance Beginning at December 31, 2012	$ -
Net Realized Gain/Loss on Sale of Investments	9,120
Net Change in Unrealized Appreciation on Investments Held at Year End	-
Net Purchases	64,609
Net Sales	(73,729)
Balance End at December 31, 2013	$ -

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Notes to the Financial Statements (CONTINUED)

December 31, 2013

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust retains Ancora Advisors LLC to manage the Funds’ investments.  As a controlling member of the Advisor, Richard A. Barone, Chairman of the Trust, is regarded to control the Advisor for purposes of the 1940 Act.  Under the terms of the Investment Advisory Agreement, (the “Agreement”), the Advisor manages the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board.  The Advisor makes investment decisions for each Fund and places the purchase and sale orders for portfolio transactions.  As compensation for management services, the Income Fund, Equity Fund, Small-Mid Cap Fund, MicroCap Fund and Special Opportunity Fund are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of each Fund.  For the year ended December 31, 2013, the Advisor earned fees of $238,713 from the Income Fund, $101,906 from the Equity Fund, $301,317 from the Small-Mid Cap Fund, $99,990 from the MicroCap Fund, and $94,480 from the Special Opportunity Fund.  At December 31, 2013, payables to the Advisor were $17,445, $8,482, $38,077, $6,573, and $8,395 for the Income Fund, Equity Fund, Small-Mid Cap Fund, MicroCap Fund, and Special Opportunity Fund, respectively.

The Advisor has voluntarily agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Income Fund to 2.00% for Class C shares and 1.285% for Class I shares until at least April 30, 2014, but can be terminated by a vote of the Board of Trustees of the Trust if they deem the termination to be beneficial to the Fund shareholders. For the year ended December 31, 2013, the Advisor waived management fees of $16,654 for the Income Fund Class I shares. These waivers may be discontinued at any time. As of January 1, 2013 the Advisor has voluntarily agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Small-Mid Cap Fund to 1.39% for Class I shares until at least April 30, 2014, but can be terminated by a vote of the Board of Trustees of the Trust if they deem the termination to be beneficial to the Fund shareholders. For the period ended December 31, 2013, the Advisor waived management fees of $22,241 for the Small-Mid Cap Fund Class I shares. These waivers may be discontinued at any time.  As of January 1, 2013 the Advisor has voluntarily agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the MicroCap Fund to 1.60% for Class I shares until at least April 30, 2014, but can be terminated by a vote of the Board of Trustees of the Trust if they deem the termination to be beneficial to the Fund shareholders. For the year ended December 31, 2013, the Advisor waived management fees of $21,506 for the MicroCap Fund Class I shares. These waivers may be discontinued at any time. The Advisor is entitled to recover such waived amounts within the same fiscal year in which the Advisor reduced its fee.  No recoupment will occur except to the extent that the Fund’s expenses, together with the amount recovered, do not exceed the applicable expense limitation.

The Funds have adopted a Distribution and Shareholder Servicing Plan (each such plan, a “Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940

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December 31, 2013

for each class of shares authorized.  The principal activities for which payments will be made include (i) compensation of securities dealers (including Ancora Securities Inc.) and others for distribution services and (ii) advertising.  In addition, each of the Funds shall pay service fees pursuant to agreements with dealers (including Ancora Securities Inc.) or other services.  Richard A. Barone, Chairman of the Trust and controlling shareholder of Ancora Capital, Inc., the parent company of Ancora Securities Inc., has an indirect financial interest in the operation of the Plan.

For the year ended December 31, 2013, the fees earned and payable were as follows:

Fund	Annual Rate	Fees Earned	Amount payable at December 31, 2013
Income Fund
Class C	0.50%	$ 68,069	$ 5,156

Equity Fund
Class C	0.75%	$ 55,810	$ 5,597

Small-Mid Cap Fund
Class C	0.75%	$ 5,744	$ 1,541

MicroCap Fund
Class C	0.75%	$ 5,372	$ 2,559

Special Opportunity Fund
Class C	0.75%	$ 46,718	$ 5,068

As of January 1, 2013, the Fund has eliminated all distribution fees for Class D by converting Class D shares to Class I shares of the Income Fund, Equity Fund, MicroCap Fund, and Special Opportunity Fund.

The Funds have entered into an Administration Agreement with Ancora Capital, Inc. Pursuant to the Administration Agreement, each of the Funds will pay an administration fee equal to 0.10% of average net assets of each Fund monthly.  Under the Administration Agreement, Ancora Capital, Inc. will assist in maintaining office facilities, furnish clerical services, prepare and file documents with the Securities and Exchange Commission, coordinate the filing of tax returns, assist with the preparation of the Funds’ Annual and Semi-Annual Reports to shareholders, monitor the Funds’ expense accruals and pay all expenses, monitor the Funds’ sub-chapter M status, maintain the Funds’ fidelity bond, monitor each Funds’ compliance with such Funds’ policies and limitations as set forth in the Prospectus and Statement of Additional Information and generally assist in the Funds’ operations.  For the year ended December 31, 2013, Ancora Capital Inc. earned $23,871 from the Income Fund, $10,190 from the Equity Fund, $30,131 from the Small-Mid Cap Fund, $9,999 from the MicroCap Fund, and $9,448

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Notes to the Financial Statements (CONTINUED)

December 31, 2013

from the Special Opportunity Fund.  As of December 31, 2013, Ancora Capital Inc. was owed $1,906, $848, $3,654, $971, and $839 by the Income Fund, Equity Fund, Small-Mid Cap Fund, MicroCap Fund, and Special Opportunity Fund, respectively, for administrative services.

The Funds’ Board of Trustees has determined that any portfolio transaction for any of the Funds may be effected through Ancora Securities Inc., if, in the Advisor’s judgment, the use of Ancora Securities Inc. is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, Ancora Securities Inc. charges the Funds a commission rate consistent with those charged by Ancora Securities Inc. to comparable unaffiliated customers in similar transactions.  For the year ended December 31, 2013, Ancora Securities, Inc. received commissions on security transactions of $61,006 for the Income Fund, $5,807 for the Equity Fund, $56,814 for the Small-Mid Cap Fund, $12,069 for the MicroCap, and $36,839 for the Special Opportunity Fund.

The Trust retains Ancora Securities, Inc. (the “Distributor”), to act as the principal distributor of its shares.  The Distributor is an affiliate of the Adviser and serves without compensation other than fees paid to Ancora Securities under the 12b-1 Plan.

NOTE 5. INVESTMENTS

For the year ended December 31, 2013, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government obligations were as follows:

	Income Fund	Equity Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund
Purchases
U.S. Government Obligations	$ -	$ -	$ -	$ -	$ -
Other	$29,199,452	$ 2,665,070	$ 47,107,376	$ 3,049,906	$ 9,521,733

Sales
U.S. Government Obligations	$ -	$ -	$ -	$ -	$ -
Other	$28,257,808	$ 4,415,748	$ 12,482,333	$ 2,059,643	$ 10,739,448

At December 31, 2013, the costs of securities for federal income tax purposes were $23,062,044, $6,407,916, $36,409,234, $9,200,614, and $8,152,118 for the Income Fund, Equity Fund, Small-Mid Cap Fund, MicroCap Fund, and Special Opportunity Fund respectively.

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Ancora Trust

Notes to the Financial Statements (CONTINUED)

December 31, 2013

As of December 31, 2013, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Income Fund	Equity Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund
Gross Appreciation	$ 564,066	$ 3,806,208	$ 8,822,649	$ 3,434,836	$ 2,470,706
Gross (Depreciation)	(1,433,175)	(73,975)	(474,752)	(666,170)	(510,050)

Net App. (Dep.) on Investments	$ (869,109)	$ 3,732,233	$ 8,347,897	$ 2,768,666	$ 1,960,656

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended December 31, 2013 is as follows:

	Income Fund Class C	Income Fund Class I	Equity Fund Class C	Equity Fund Class I
Ordinary income	$ 542,852	$ 431,256	$ -	$ -
Short-term capital gain	-	-	-	-
Long-term capital gain	-	-	-	-
Return of capital	400,955	318,530	-	-
	$ 943,807	$ 749,786	$ -	$ -

	Small-Mid Cap Fund Class C	Small-Mid Cap Fund Class I	MicroCap Fund Class C	MicroCap Fund Class I
Ordinary income	$ 16,738	$ 702,745	$ 6,049	$ 82,618
Short-term capital gain	-	-	-	-
Long-term capital gain	-	-	51,790	707,298
Return of capital	-	-	-	-
	$ 16,738	$ 702,745	$ 57,839	$ 789,916

	Special Opportunity Fund Class C	Special Opportunity Fund Class I
Ordinary income	$ -	$ -
Short-term capital gain	-	-
Long-term capital gain	83,740	39,769
Return of capital	-	-
	$ 83,740	$ 39,769

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Ancora Trust

Notes to the Financial Statements (CONTINUED)

December 31, 2013

The tax character of distributions paid during the year ended December 31, 2012 is as follows:

	Income Fund Class C	Income Fund Class I	Equity Fund Class C	Equity Fund Class I
Ordinary income	$ 927,935	$ 565,033	$ -	$ -
Short-term capital gain	-	-	-	-
Long-term capital gain	-	-	-	-
Return of capital	-	-	-	-
	927,935	$ 565,033	$ -	$ -

	MicroCap Fund Class C	MicroCap Fund Class I	Special Opportunity Fund Class C	Special Opportunity Fund Class I
Ordinary income	$ -	$ -	$ 3,660	$ 2,062
Short-term capital gain	5,786	39,611	-	-
Long-term capital gain	52,121	356,778	-	-
Return of capital	-	-	-	-
	$ 57,907	$ 396,389	$ 3,660	$ 2,062

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

	Income Fund	Equity Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund
Accumulated undistributed ordinary income	$ -	$ -	$ 136,684	$ 54,675	$ -
Accumulated undistributed capital gain (capital loss carry forward)	(512,900)	(711,842)	-	104,802	184,643
Unrealized appreciation (depreciation)	(869,109)	3,732,233	8,347,896	2,768,666	1,960,656
	$(1,382,009)	$3,020,391	$8,484,580	$2,928,143	$ 2,145,299

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Ancora Trust

Notes to the Financial Statements (CONTINUED)

December 31, 2013

NOTE 7. CAPITAL LOSS CARRYFORWARDS

At December 31, 2013, the Funds had available for federal purposes, the following unused capital loss carry forwards.

Expiration Date	Income Fund	Equity Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund
2017	$ 512,900	$ 711,842	$ -	$ -	$ -
Total	$ 512,900	$ 711,842	$ -	$ -	$ -

During the year ended December 31, 2012, the Income Fund utilized $173,199 of its capital loss carryforward, the Equity Fund utilized $864,088 of its capital loss carryforward, and the Special Opportunity fund utilized $916,667 of its capital loss carryforward.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2013, Pershing & Company owned, for the benefit of its customers, the following percentages of the outstanding shares:

Income Fund	94.68%
Equity Fund	95.66%
Small-Mid Cap Fund	70.81%
MicroCap Fund	94.21%
Special Opportunity Fund	97.31%

PORTFOLIO HOLDINGS DISCLOSURE POLICY (UNAUDITED)

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Ancora Trust

Notes to the Financial Statements (CONTINUED)

December 31, 2013

The Funds’ disclose their portfolio holdings in the following manner:  (i) the funds file complete schedules of portfolio holdings with the Commission for the first and third quarter each year on Form N-Q; (ii) the Funds’ form N-Q are available on the Commission website at http:www.sec.gov and in annual and semi-annual reports to shareholders’ (iii) the Funds’ Form N-Q may be reviewed and copied at the Commission Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; (iv) on the Funds’ internet site www.ancorafunds.com approximately 10 days after the end of each fiscal quarter, which information is current as of the end of such fiscal quarter’ and (v) is available upon request by contacting the Funds in writing or by phone.

PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent 12 month period ended June 30, is available without charge upon request by (1) calling the Funds at (866) 626-2672; and (2) from the Funds’ documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

ADVISORY RENEWAL AGREEMENT (UNAUDITED)

At a Board meeting held on August 20, 2013, the continuation, for an additional year, of the Management Agreement dated November 1, 2006 between the Funds and Ancora Advisors, LLC (the “Advisor”) was voted on.

In order to fulfill their fiduciary duties pursuant to Section 15 of the 1940 Act, the Trustees reviewed the Management Agreement between the Trust and the Advisor pursuant to which the Advisor provides investment advisory services to each of the Funds.  The Board was provided a copy of the Management Agreement and a memorandum of counsel to the Trust outlining the duties of the Board with respect to approval of continuation of the Management Agreement.  The Advisor presented the Board with, among other things, materials showing management fees paid by comparable funds and the profitability of the Management Agreement for the Adviser.  The Trustees had previously been provided with the Advisor’s Brochure on file with the SEC.

In determining whether to approve the continuation of the Agreement, the Board, including the Interested Trustees, considered the fairness and reasonableness of the terms of the Agreement with respect to each Fund.  The Board considered the factors discussed below, among others.  No single factor determined whether the Board approved the continuation of the Agreement.  Instead, the Board made its decision based on a totality of the circumstances.

Nature, Extent and Quality of Services.    The Board concluded that the Advisor has a high level of expertise in managing assets of the type held by the Funds and that the

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Ancora Trust

Notes to the Financial Statements (CONTINUED)

December 31, 2013

services that have been provided by the Advisor to the Funds are of high quality.  The Board noted in particular the high quality of the Advisor’s management working on Fund matters.

With respect to Ancora Income Fund, the Board considered that the Fund is actively managed compared to other income funds.  The Board also noted that the Advisor seeks to obtain better results than a typical income fund might expect by diligently seeking out convertible securities and closed-end funds that become available at a price lower than their underlying value.  With respect to Ancora/Thelen Small-Mid Cap Fund, Ancora Equity Fund, Ancora MicroCap Fund and Ancora Special Opportunity Fund, the Board considered that these Funds are actively managed.  With respect to the Ancora/Thelen Small-Mid Cap Fund and the MicroCap Fund, the Board noted that the Advisor and Portfolio Managers have considerable experience and a very positive reputation with respect to investing in such stocks.

The Board also noted the benefit to the Funds of the research capabilities and professional expertise of the Ancora organization as a whole.

Comparisons.  The Board also reviewed information regarding management fees charged by advisers to other smaller funds.  This chart showed that the 1.0% management fee charged to the Funds is equal to or below the fees paid by many other comparably sized funds.  In light of these comparisons, the Board concluded that the terms of the Agreement are fair and reasonable.  The Board also noted that the Advisor does not benefit from any “soft dollar” or similar arrangements with respect to the Funds.

The Board also considered the management fee waivers for the Small-Mid Cap Fund, Income Fund and MicroCap Fund.

Investment Performance.  The Board also discussed the investment performance of the Funds for various periods since inception, including Morningstar ratings.  Overall, the Board determined that the performance of the Funds has been satisfactory.

Cost and Profitability.  The Board also considered the profitability of the Agreement to the Advisor.  The Board noted that the Funds are not expected to have substantial assets for some time, and, therefore, it is not anticipated that the Agreement will be particularly profitable to the Advisor.  The Board reviewed cost data showing that the profits made by the Adviser in respect of its activities on behalf of the Funds were quite modest.  The Board noted that at this time the Advisor’s compensation is not high relative to the experience of the Advisor and the nature and quality of the services performed by the Advisor.

Economies of Scale.  The Board noted that at this time, the fee structure does not account for the benefit of economies of scale because the Funds have insufficient assets for economies of scale to be realized.  Currently, the fee structure provides for a flat percentage rate.  Once assets under management grow to substantially higher levels, economies of scale may begin to take effect and benefit the Advisor.  At such future time,

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Notes to the Financial Statements (CONTINUED)

December 31, 2013

it may be appropriate for the Board to review the fee structure to determine whether the management fees as a percent of assets under management might be reduced.  The Board noted that any such discussion was premature at this time since assets would have to grow substantially above current levels before economies of scale would be realized for the Advisor.  Again, the management fee waiver discussed above was considered.

Other Factors.  The Board also noted that the Management Agreement is terminable by either party on 60 days notice.  The Board noted that, under the requirements of the 1940 Act, it would regularly review the terms of the Agreement in light of changing conditions and seek to amend or terminate the Agreement as necessary.

After its consideration of the above, the Board concluded that the terms of the Management Agreement are fair and reasonable and in the best interests of each Fund and its respective shareholders.

FUND EXPENSES

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2013 to December 31, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUND EXPENSES

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED) (CONTINUED)

Ancora Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2013	December 31, 2013	July 1, 2013 to December 31, 2013
Actual
Class C	$1,000.00	$968.69	$9.68
Class I	$1,000.00	$972.88	$6.39
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,015.38	$9.91
Class I	$1,000.00	$1,018.73	$6.54
*Expenses are equal to the Fund’s annualized expense ratio of 1.95% and 1.285%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Ancora Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2013	December 31, 2013	July 1, 2013 to December 31, 2013
Actual
Class C	$1,000.00	$1,164.99	$13.86
Class I	$1,000.00	$1,170.02	$9.79
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,012.40	$12.88
Class I	$1,000.00	$1,016.18	$9.10
* Expenses are equal to the Fund’s annualized expense ratio of 2.54% and 1.79%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Ancora/Thelen Small Mid Cap Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2013	December 31, 2013	July 1, 2013 to December 31, 2013
Actual
Class C	$1,000.00	$1,187.13	$12.02
Class I	$1,000.00	$1,192.52	$7.68
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,014.22	$11.07
Class I	$1,000.00	$1,018.20	$7.07
* Expenses are equal to the Fund’s annualized expense ratio of 2.18% and 1.39%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

FUND EXPENSES

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED) (CONTINUED)

Ancora MicroCap Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2013	December 31, 2013	July 1, 2013 to December 31, 2013
Actual
Class C	$1,000.00	$1,150.47	$13.98
Class I	$1,000.00	$1,155.15	$8.69
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,012.20	$13.09
Class I	$1,000.00	$1,017.14	$8.13
* Expenses are equal to the Fund’s annualized expense ratio of 2.58% and 1.60%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Ancora Special Opportunity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2013	December 31, 2013	July 1, 2013 to December 31, 2013
Actual
Class C	$1,000.00	$1,073.37	$13.54
Class I	$1,000.00	$1,077.49	$9.64
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,012.15	$13.14
Class I	$1,000.00	$1,015.93	$9.35
* Expenses are equal to the Fund’s annualized expense ratio of 2.59% and 1.84%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TRUSTEES, OFFICERS, & SERVICE PROVIDERS

The Board of Trustees is responsible for managing the Funds’ business affairs and for exercising each Fund’s powers except those reserved for the shareholders. The day-to-day operations of the Funds are conducted by its officers. The following table provides biographical information with respect to each current Trustee and officer of the Funds.

Name, Address and Age	Position(s) Held with the Fund	Term of Office (2) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships
Independent Directors:
Raj Aggarwal College of Business Administration	Trustee	Since November 15, 2003	Visiting Research Scholar at Federal Reserve Bank of Cleveland since 2013. Frank C. Sullivan Professor of International Business and Finance at University of Akron from 2006 to 2013 and the former Dean of the College of Business Administration. Firestone Chair and P rofessor of Finance at Kent State University from 1999 to the 2006; Mellon Chair in and Professor of Finance at John Carroll University from 1987 to 1999.	5	None.
University of Akron
Akron, OH 44325
66
Donald Lerner	Trustee	Since	Consultant to the marking device industry and private investor. Owner of Ace Rubber Company (marking devices) until 1999.	5	None.
200 North Folk Dr., Bentleyville, OH 44022 78		November 15, 2003
Anne Peterson Ogan 115 West Juniper Lane, Moreland Hills, OH 44022,	Trustee	Since November 15, 2003	President of The Proper Analysis Corp. (investment management firm) from 1993 to the present.	5	None.
66
Interested Director:
Richard A. Barone (1)	Chairman, Trustee and Portfolio Manager	Since August 2, 2003

Portfolio Manager of the Ancora Funds since 2004; Chairman, Director and Portfolio Manager of Ancora Advisors LLC since 2003; Chairman and Director of Arch Eagle Group, Inc. (Formerly Ancora Capital, Inc.) since 2002; Chairman and Director of Ancora Securities, Inc. since 2000; Chairman and Director of the Ancora Group Inc. since 2010; member of the Executive Committee of the Ancora entities since 2006; Portfolio Manager of Fifth Third Investment Advisors from 2001 to 2003; Chief Executive Officer of Maxus Investment Group (financial services) until 2001; Portfolio Manager of Maxus Income Fund, Maxus Equity Fund and Maxus Aggressive Value Fund until 2001.

				5	The Stephen Company (TSC) Mace Security International (MACE)
2000 Auburn Drive, Suite 300
Cleveland, Ohio 44122 71

(1)  Richard A. Barone is considered an “interested person” as defined in Section 2(a) (19) of the 1940 Act by virtue of his affiliation with the Advisor.

(2) Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

(CONTINUED)

Name, Address and Age	Position(s) Held with the Fund	Term of Office (2) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships
Officers:
Joseph M Spidalieri 2000 Auburn Dr. Cleveland, OH 44122 35	Chief Compliance Officer	Since March 1, 2011	Chief Compliance Officer of Ancora Advisors LLC; Director of Compliance of Ancora Securities, Inc. until 2013; Director of Compliance of Ancora Capital Inc until 2013; Director of Compliance of The Ancora Group Inc.	5	None.
Bradley A. Zucker 2000 Auburn Dr. Cleveland, OH 44122 61	Secretary	Since August 2, 2003	Chief Financial Officer of Ancora Advisors LLC; Chief Financial Officer and Director of Ancora Securities, Inc. until 2013; Chief Financial Officer and Director of Ancora Capital Inc. until 2013; Chief Financial Officer and Director of The Ancora Group Inc.; member of the Executive Committee for the Ancora entities	5	None.

 (2) Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

62

TRUSTEES, OFFICERS, & SERVICE PROVIDERS

DIRECTORS

Richard A. Barone

Raj Aggarwal

Donald Lerner

Anne Peterson Ogan

OFFICERS

Richard A. Barone, Chairman and Treasurer

Bradley Zucker, Secretary

Joseph Spidalieri, Chief Compliance Officer

INVESTMENT ADVISOR

Ancora Advisors LLC

2000 Auburn Drive,

Suite 300

Cleveland, OH 44122

DISTRIBUTOR

Ancora Securities, Inc.

2000 Auburn Drive,

Suite 300

Cleveland, OH 44122

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

LEGAL COUNSEL

McDonald Hopkins LLC

2100 Bank One Center

600 Superior Avenue E.

Cleveland, OH 44114

CUSTODIAN

U.S. Bank N.A.

425 Walnut Street

Cincinnati, OH 45202

TRANSFER AGENT

AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

The Funds’ Statement of Additional Information includes additional information about the Funds and is available upon request at no charge by calling the Fund.

Distributed by Ancora Securities, Inc. Member FINRA/SIPC

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c)

Amendments:

The Code of Ethics was updated in August 2008 to comply with updated Rule 17j-1.

A copy of registrant's code of ethics will be provided to any person without charge, upon request.  Please send requests to:  Ancora Trust, Attn: Compliance, 2000 Auburn Drive, Suite 420, Cleveland, OH 44122

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The  registrant's  board of trustees has determined that the registrant does not have an  audit  committee  financial  expert.  This is  because  the  experience provided  by the  members  of  the  audit  committee  together  offers  adequate oversight for the registrants level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

Registrant

Ancora Securities

FY 2013

$ 48,750

$ N/A

FY 2012

$ 42,000

$ N/A

(b)

Audit-Related Fees

Registrant

Adviser

FY 2013

$ 0

$ N/A

FY 2012

$ 0

$ N/A

Nature of the fees:

Consent estimate.

(c)

Tax Fees

Registrant

Adviser

FY 2013

$ 10,850.00

$ N/A

FY 2012

$ 10,000.00

$ N/A

Nature of the fees:

1120-RIC estimate per engagement letter.

(d)

All Other Fees

Registrant

Adviser

FY 2013

$ N/A

$ N/A

FY 2012

$ N/A

$ N/A

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Adviser

Audit-Related Fees:

N/A  %

N/A %

Tax Fees:

N/A  %

N/A %

All Other Fees:

N/A  %

N/A %

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY

2013

$ N/A

$ N/A

FY

2012

$ N/A

$ N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12:  Exhibits

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

     Richard A. Barone

     Chairman and Treasurer

Date: March 7, 2014